LVIP JPMorgan Core Bond Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.86%
•Fannie Mae Connecticut Avenue Securities
Series 2021-R01 1M2 6.87% (SOFR30A + 1.55%) 10/25/41	970,000	$967,532
Series 2022-R03 1M2 8.82% (SOFR30A + 3.50%) 3/25/42	760,000	787,067
Series 2023-R06 1M2 8.02% (SOFR30A + 2.70%) 7/25/43	1,550,000	1,559,488
Fannie Mae Grantor Trust Series 2017-T1 A 2.90% 6/25/27	664,038	609,733
Fannie Mae REMIC Trust
~^Series 1999-W1 0.00% 2/25/29	8,252	6,709
Series 1999-W4 A9 6.25% 2/25/29	31,324	31,072
Series 2002-W7 A4 6.00% 6/25/29	87,741	86,813
•Series 2003-W1 1A1 4.79% 12/25/42	105,333	99,555
•Series 2003-W1 2A 5.25% 12/25/42	15,867	15,008
Fannie Mae REMICs
Series 1993-203 PL 6.50% 10/25/23	59	59
Series 1993-225 UB 6.50% 12/25/23	297	296
•Series 1993-230 FA 6.03% (SOFR30A + 0.71%) 12/25/23	7	7
Series 1994-37 L 6.50% 3/25/24	1,155	1,151
Series 1994-72 K 6.00% 4/25/24	9,059	9,025
Series 1995-19 Z 6.50% 11/25/23	157	156
Series 1995-2 Z 8.50% 1/25/25	413	416
*•Series 1997-20 IB 1.84% 3/25/27	258	1
Series 1997-39 PD 7.50% 5/20/27	1,543	1,577
Series 1997-46 PL 6.00% 7/18/27	2,560	2,561
Series 1998-36 ZB 6.00% 7/18/28	1,068	1,061
Series 1998-46 GZ 6.50% 8/18/28	4,369	4,380
Series 1998-58 PC 6.50% 10/25/28	10,094	10,119
*Series 1999-39 JH 6.50% 8/25/29	20,039	2,326
*Series 2000-52 8.50% 1/25/31	1,072	179
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2001-30 PM 7.00% 7/25/31	9,159	$9,327
*Series 2001-33 ID 6.00% 7/25/31	34,552	5,273
Series 2001-36 DE 7.00% 8/25/31	14,350	14,720
Series 2001-44 PD 7.00% 9/25/31	1,212	1,225
Series 2001-61 Z 7.00% 11/25/31	26,273	27,394
•Series 2002-1 SA 7.54% (24.82% minus SOFR30A) 2/25/32	617	673
*•Series 2002-13 SJ 1.60% (7.99% minus SOFR30A) 3/25/32	19,502	543
~^Series 2002-15 0.00% 4/25/32	19,574	17,165
Series 2002-28 PK 6.50% 5/25/32	9,818	9,960
*•Series 2002-68 SH 2.57% (7.89% minus SOFR30A) 10/18/32	22,920	1,903
•Series 2002-77 S 4.53% (14.27% minus SOFR30A) 12/25/32	2,130	2,062
*•Series 2003-116 SB 2.17% (7.49% minus SOFR30A) 11/25/33	28,763	2,162
Series 2003-128 DY 4.50% 1/25/24	748	745
•Series 2003-130 SX 3.38% (11.35% minus SOFR30A) 1/25/34	381	363
Series 2003-131 CH 5.50% 1/25/34	34,235	34,188
~^Series 2003-132 OA 0.00% 8/25/33	959	842
Series 2003-22 UD 4.00% 4/25/33	53,821	51,101
*Series 2003-44 IU 7.00% 6/25/33	11,970	2,445
Series 2003-47 PE 5.75% 6/25/33	10,738	10,750
•Series 2003-64 SX 0.18% (13.46% minus SOFR30A) 7/25/33	1,877	1,579
Series 2003-7 A1 6.50% 12/25/42	79,993	79,563
•Series 2003-71 DS 0.23% (7.31% minus SOFR30A) 8/25/33	15,460	12,646
•Series 2003-91 SD 3.45% (12.31% minus SOFR30A) 9/25/33	3,076	2,803
LVIP JPMorgan Core Bond Fund–1

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2004-35 AZ 4.50% 5/25/34	46,742	$44,937
•Series 2004-36 SA 4.59% (19.21% minus SOFR30A) 5/25/34	21,192	21,042
•Series 2004-46 SK 1.57% (16.18% minus SOFR30A) 5/25/34	7,709	7,315
•Series 2004-51 SY 3.38% (14.01% minus SOFR30A) 7/25/34	1,958	1,824
•Series 2004-61 SK 8.50% (50.19% minus SOFR30A) 11/25/32	12,160	12,531
Series 2004-79 ZE 5.50% 11/25/34	259,706	258,312
Series 2004-91 HC 6.00% 12/25/34	356,626	356,892
•Series 2005-45 DC 4.40% (23.89% minus SOFR30A) 6/25/35	30,353	31,323
Series 2005-84 XM 5.75% 10/25/35	17,457	17,566
~^Series 2006-110 0.00% 11/25/36	11,592	9,378
*•Series 2006-117 GS 1.22% (6.54% minus SOFR30A) 12/25/36	21,750	1,569
~^Series 2006-22 AO 0.00% 4/25/36	13,329	10,818
•Series 2006-46 SW 4.29% (23.78% minus SOFR30A) 6/25/36	4,059	3,989
*•Series 2007-100 SM 1.02% (6.34% minus SOFR30A) 10/25/37	21,134	1,587
*•Series 2007-53 SH 0.67% (5.99% minus SOFR30A) 6/25/37	28,003	1,589
*•Series 2007-7 SG 1.07% (6.39% minus SOFR30A) 8/25/36	42,337	3,697
*•Series 2007-88 VI 1.11% (6.43% minus SOFR30A) 9/25/37	40,905	3,505
*•Series 2008-1 BI 0.48% (5.80% minus SOFR30A) 2/25/38	21,890	1,198
*•Series 2008-16 IS 0.77% (6.09% minus SOFR30A) 3/25/38	5,368	289
*•Series 2008-46 HI 1.43% 6/25/38	7,511	343
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*•Series 2008-53 CI 1.77% (7.09% minus SOFR30A) 7/25/38	7,850	$663
*•Series 2009-112 ST 0.82% (6.14% minus SOFR30A) 1/25/40	19,754	1,331
*•Series 2010-100 SV 1.20% (6.52% minus SOFR30A) 9/25/40	817,802	65,568
Series 2010-102 PN 5.00% 9/25/40	346,974	341,682
Series 2010-134 KZ 4.50% 12/25/40	199,279	166,898
*•Series 2010-35 SB 0.99% (6.31% minus SOFR30A) 4/25/40	7,886	521
Series 2010-80 PZ 5.00% 7/25/40	356,552	351,924
*Series 2012-101 BI 4.00% 9/25/27	14,413	288
Series 2012-118 VZ 3.00% 11/25/42	790,814	680,596
Series 2012-30 DZ 4.00% 4/25/42	153,873	143,845
*•Series 2013-124 SB 0.52% (5.84% minus SOFR30A) 12/25/43	165,420	12,497
~^Series 2013-128 0.00% 12/25/43	70,992	50,390
*•Series 2013-54 BS 0.72% (6.04% minus SOFR30A) 6/25/43	51,686	4,442
Series 2013-67 KZ 2.50% 4/25/43	904,212	681,526
*Series 2014-15 JI 3.50% 4/25/29	1,809,706	106,589
Series 2014-19 Z 4.50% 4/25/44	492,971	469,695
*Series 2014-38 QI 5.50% 12/25/43	263,184	46,296
Series 2015-65 CZ 3.50% 9/25/45	663,224	511,609
Series 2016-38 NA 3.00% 1/25/46	80,652	71,097
*•Series 2016-61 BS 0.67% (5.99% minus SOFR30A) 9/25/46	990,055	47,292
*•Series 2017-76 SB 0.67% (5.99% minus SOFR30A) 10/25/57	849,553	67,883
*•Series 2017-85 SC 0.77% (6.09% minus SOFR30A) 11/25/47	170,832	11,150
Series 2020-47 GZ 2.00% 7/25/50	640,261	331,237
LVIP JPMorgan Core Bond Fund–2

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2020-56 AQ 2.00% 8/25/50	2,000,000	$1,435,775
*Series 2020-56 DI 2.50% 8/25/50	387,108	61,219
Series 2020-57 TA 2.00% 4/25/50	1,460,279	1,203,543
*Series 2020-73 KI 3.00% 10/25/50	480,502	81,393
Series 2020-90 PE 2.00% 12/25/50	1,422,589	1,083,023
Series 2021-1 EP 1.00% 11/25/50	634,342	474,159
*Series 2021-1 IG 2.50% 2/25/51	1,352,124	220,129
Series 2021-25 GA 1.00% 5/25/51	1,069,019	794,190
Series 2021-28 LB 2.00% 4/25/51	1,241,180	973,823
*Series 2021-3 QI 2.50% 2/25/51	1,567,976	235,435
*Series 2021-43 IO 2.50% 6/25/51	2,812,758	432,867
*Series 2021-44 MI 2.50% 7/25/51	731,040	128,290
*Series 2021-61 KI 2.50% 4/25/49	2,653,151	382,567
Series 2021-65 JA 2.00% 1/25/46	446,582	362,176
Series 2022-29 KZ 1.50% 6/25/42	1,326,245	851,101
*Series 2022-86 IO 2.50% 5/25/50	1,723,894	228,431
Fannie Mae Strips
~^Series 329 1 0.00% 1/25/33	1,614	1,346
*Series 365 8 5.50% 5/25/36	7,125	1,340
*Series 427 C73 3.00% 12/25/48	1,916,127	314,501
Fannie Mae Trust Series 2004-W2 2A2 7.00% 2/25/44	6,387	6,475
Freddie Mac REMICs
Series 1633 Z 6.50% 12/15/23	267	267
Series 1638 H 6.50% 12/15/23	829	827
•Series 1671 QC 10.00% (44.15% minus ECOFC) 2/15/24	96	97
Series 1694 PK 6.50% 3/15/24	162	162
Series 1863 Z 6.50% 7/15/26	237	236
~^Series 1865 D 0.00% 2/15/24	163	161
Series 1981 Z 6.00% 5/15/27	1,384	1,383
Series 1987 PE 7.50% 9/15/27	3,227	3,273
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 1999 PU 7.00% 10/15/27	6,742	$6,812
Series 2031 PG 7.00% 2/15/28	16,207	16,365
*•Series 2033 SN 18.45% (31.43% minus ECOFC) 3/15/24	42	1
Series 2035 PC 6.95% 3/15/28	16,288	16,301
*Series 2038 PN 7.00% 3/15/28	1,033	116
Series 2054 PV 7.50% 5/15/28	3,051	3,109
Series 2057 PE 6.75% 5/15/28	27,342	27,519
Series 2064 TE 7.00% 6/15/28	5,219	5,289
Series 2075 PH 6.50% 8/15/28	3,787	3,807
Series 2095 PE 6.00% 11/15/28	11,299	11,304
•Series 2132 SB 7.04% (30.05% minus SOFR30A) 3/15/29	691	723
Series 2178 PB 7.00% 8/15/29	6,561	6,628
Series 2182 ZB 8.00% 9/15/29	10,898	11,057
•Series 2204 GB 8.00% 12/20/29	192	30
Series 2247 Z 7.50% 8/15/30	3,245	3,326
Series 2259 ZC 7.35% 10/15/30	79,634	81,587
Series 2283 K 6.50% 12/15/23	67	66
~^Series 2306 K 0.00% 5/15/24	89	88
*•Series 2306 SE 6.35% (10.60% minus H15T10Y) 5/15/24	214	2
Series 2325 PM 7.00% 6/15/31	1,693	1,728
Series 2344 ZD 6.50% 8/15/31	16,379	16,430
Series 2344 ZJ 6.50% 8/15/31	3,352	3,371
Series 2345 NE 6.50% 8/15/31	1,758	1,791
Series 2359 ZB 8.50% 6/15/31	8,941	9,481
Series 2367 ME 6.50% 10/15/31	31,854	32,282
~^Series 2390 DO 0.00% 12/15/31	2,124	1,919
Series 2410 OE 6.38% 2/15/32	528	527
LVIP JPMorgan Core Bond Fund–3

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
•Series 2410 QS 5.39% (19.20% minus SOFR30A) 2/15/32	4,555	$4,574
*•Series 2410 QX 3.22% (8.54% minus SOFR30A) 2/15/32	3,992	354
•Series 2412 SP 5.24% (15.87% minus SOFR30A) 2/15/32	4,707	4,729
Series 2423 MC 7.00% 3/15/32	9,484	9,744
Series 2423 MT 7.00% 3/15/32	14,867	15,283
Series 2435 CJ 6.50% 4/15/32	31,418	32,383
*•Series 2444 ES 2.52% (7.84% minus SOFR30A) 3/15/32	6,039	517
*•Series 2450 SW 2.57% (7.89% minus SOFR30A) 3/15/32	4,026	350
Series 2455 GK 6.50% 5/15/32	10,916	11,124
Series 2484 LZ 6.50% 7/15/32	7,814	7,859
Series 2500 MC 6.00% 9/15/32	26,912	27,208
Series 2543 YX 6.00% 12/15/32	352,719	355,718
Series 2544 HC 6.00% 12/15/32	19,401	19,631
Series 2574 PE 5.50% 2/15/33	103,687	103,544
Series 2575 ME 6.00% 2/15/33	51,833	52,436
*Series 2586 WI 6.50% 3/15/33	3,314	596
Series 2647 A 3.25% 4/15/32	16,388	15,407
Series 2764 UG 5.00% 3/15/34	91,397	89,747
Series 2949 GE 5.50% 3/15/35	111,642	111,289
Series 3047 OD 5.50% 10/15/35	106,550	106,078
•Series 3085 VS 7.01% (28.26% minus SOFR30A) 12/15/35	27,533	31,214
Series 3098 KG 5.50% 1/15/36	97,735	97,892
~^Series 3117 EO 0.00% 2/15/36	8,698	6,901
*•Series 3260 CS 0.71% (6.03% minus SOFR30A) 1/15/37	9,252	581
*•Series 3380 SI 0.94% (6.26% minus SOFR30A) 10/15/37	539,416	41,589
*•Series 3385 SN 0.57% (5.89% minus SOFR30A) 11/15/37	6,797	265
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
*•Series 3387 SA 0.99% (6.31% minus SOFR30A) 11/15/37	23,213	$1,568
Series 3423 PB 5.50% 3/15/38	103,588	103,647
*•Series 3451 SA 0.62% (5.94% minus SOFR30A) 5/15/38	2,462	145
*•Series 3455 SE 0.77% (6.09% minus SOFR30A) 6/15/38	79,461	5,185
Series 3786 PD 4.50% 1/15/41	407,000	377,859
*•Series 3973 SA 1.06% (6.38% minus SOFR30A) 12/15/41	406,251	34,204
Series 4664 UZ 4.00% 3/15/47	1,296,369	1,096,542
Series 4793 CB 3.00% 5/15/48	483,496	414,035
Series 4793 CD 3.00% 6/15/48	319,021	272,994
Series 4813 CJ 3.00% 8/15/48	256,912	210,257
Series 4991 QV 2.00% 9/25/45	373,159	279,372
*Series 5010 IK 2.50% 9/25/50	330,505	48,194
*Series 5010 JI 2.50% 9/25/50	868,587	128,216
*Series 5013 IN 2.50% 9/25/50	400,797	63,177
*Series 5018 MI 2.00% 10/25/50	831,006	99,922
*Series 5059 IB 2.50% 1/25/51	1,256,038	185,674
Series 5092 AP 2.00% 4/25/41	555,508	465,285
*Series 5140 NI 2.50% 5/25/49	1,404,971	185,314
*Series 5148 BI 2.50% 1/25/49	2,901,412	400,238
*Series 5148 CI 2.00% 6/25/49	1,369,536	157,832
*Series 5202 IN 3.00% 1/25/47	1,159,868	147,752
Series 5224 HL 4.00% 4/25/52	1,300,000	1,097,055
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-1 MT 3.50% 7/25/58	426,018	364,645
Series 2019-3 MB 3.50% 10/25/58	293,024	221,524
Series 2022-1 MTU 3.25% 11/25/61	791,713	662,773
Series 2023-1 MT 3.00% 10/25/62	1,280,300	1,053,797
LVIP JPMorgan Core Bond Fund–4

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac STACR REMIC Trust
Series 2020-DNA3 B1 10.53% (SOFR30A + 5.21%) 6/25/50	774,064	$837,859
Series 2021-DNA6 M2 6.82% (SOFR30A + 1.50%) 10/25/41	2,470,000	2,435,332
Series 2022-DNA2 M1A 6.62% (SOFR30A + 1.30%) 2/25/42	2,127,296	2,121,515
Series 2022-DNA3 M1B 8.22% (SOFR30A + 2.90%) 4/25/42	2,640,000	2,696,603
Series 2022-DNA4 M1B 8.67% (SOFR30A + 3.35%) 5/25/42	700,000	725,191
Freddie Mac Strips
*Series 233 11 5.00% 9/15/35	16,324	2,679
*•Series 239 S30 2.27% (7.59% minus SOFR30A) 8/15/36	18,421	2,020
Series 262 35 3.50% 7/15/42	87,044	79,832
Series 299 300 3.00% 1/15/43	57,013	49,700
*•Series 334 S7 0.67% (5.99% minus SOFR30A) 8/15/44	617,414	51,708
*•Series 353 S1 0.57% (5.89% minus SOFR30A) 12/15/46	254,171	18,524
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2021-DNA2 M2 7.62% (SOFR30A + 2.30%) 8/25/33	827,992	834,694
Freddie Mac Structured Pass Through Certificates
♦•Series T-41 3A 4.37% 7/25/32	6,043	5,468
♦Series T-54 2A 6.50% 2/25/43	47,279	47,482
♦Series T-54 3A 7.00% 2/25/43	20,211	20,290
~♦^Series T-56 A 0.00% 5/25/43	133,002	85,237
~♦^Series T-58 A 0.00% 9/25/43	7,877	5,870
GNMA
Series 2001-10 PE 6.50% 3/16/31	147,349	148,325
•Series 2004-28 S 4.69% (19.35% minus LIBOR01M) 4/16/34	7,331	7,296
Series 2006-38 OH 6.50% 8/20/36	481,335	495,498
*•Series 2007-45 QA 1.20% (6.53% minus TSFR01M) 7/20/37	32,300	2,441
*•Series 2007-51 SG 1.14% (6.47% minus TSFR01M) 8/20/37	99,993	8,103
*•Series 2007-76 SA 1.09% (6.42% minus TSFR01M) 11/20/37	25,741	2,064
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2008-2 MS 1.72% (7.05% minus TSFR01M) 1/16/38	22,487	$2,023
*•Series 2008-55 SA 0.76% (6.09% minus TSFR01M) 6/20/38	15,451	1,016
Series 2009-104 KB 5.50% 11/16/39	236,000	233,304
*•Series 2009-106 ST 0.56% (5.89% minus TSFR01M) 2/20/38	80,678	4,284
*Series 2009-14 KI 6.50% 3/20/39	23,178	5,682
*Series 2009-14 NI 6.50% 3/20/39	17,503	4,257
*•Series 2009-22 SA 0.83% (6.16% minus TSFR01M) 4/20/39	37,501	1,650
*•Series 2009-31 TS 0.86% (6.19% minus TSFR01M) 3/20/39	19,660	385
*•Series 2009-6 SA 0.66% (5.99% minus TSFR01M) 2/16/39	8,188	465
*•Series 2009-6 SH 0.60% (5.93% minus TSFR01M) 2/20/39	29,461	1,766
*•Series 2009-64 SN 0.66% (5.99% minus TSFR01M) 7/16/39	27,488	938
~^Series 2009-79 OK 0.00% 11/16/37	17,866	14,144
Series 2010-130 CP 7.00% 10/16/40	25,755	27,199
*•Series 2011-75 SM 1.16% (6.49% minus TSFR01M) 5/20/41	49,214	3,444
•Series 2011-H19 FA 5.90% (TSFR01M + 0.58%) 8/20/61	143,410	142,446
•Series 2012-H23 SA 5.96% (TSFR01M + 0.64%) 10/20/62	370,144	368,602
•Series 2013-107 AD 2.84% 11/16/47	335,299	298,203
*•Series 2013-50 IO 0.06% 10/16/48	3,418,603	8,871
*Series 2013-53 OI 3.50% 4/20/43	460,539	49,493
Series 2013-69 MA 1.50% 8/20/42	174,330	148,743
*•Series 2013-74 IO 0.45% 12/16/53	4,386,492	52,932
LVIP JPMorgan Core Bond Fund–5

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•Series 2013-H08 FC 5.88% (TSFR01M + 0.56%) 2/20/63	145,671	$144,688
Series 2013-H09 HA 1.65% 4/20/63	2,547	2,323
•Series 2014-17 AM 3.54% 6/16/48	3,861	3,659
•Series 2014-H17 FC 5.93% (TSFR01M + 0.61%) 7/20/64	160,147	159,081
•Series 2015-137 WA 5.55% 1/20/38	138,372	137,569
•Series 2015-H16 FG 5.66% (TSFR01M + 0.55%) 7/20/65	379,128	375,566
•Series 2015-H30 FE 6.03% (TSFR01M + 0.71%) 11/20/65	477,728	475,524
*•Series 2016-128 IO 0.74% 9/16/56	4,181,810	159,968
*•Series 2016-135 SB 0.66% (5.99% minus TSFR01M) 10/16/46	439,806	46,453
Series 2016-135 Z 3.00% 10/20/46	246,056	189,796
*•Series 2016-21 ST 0.71% (6.04% minus TSFR01M) 2/20/46	875,086	73,513
*Series 2016-84 IG 4.50% 11/16/45	1,299,976	243,016
•Series 2016-H11 FD 4.87% (TSFR12M + 1.12%) 5/20/66	111,327	110,181
•Series 2016-H26 FC 6.43% (TSFR01M + 1.11%) 12/20/66	83,102	82,808
*•Series 2017-145 IO 0.51% 4/16/57	1,214,533	36,645
*•Series 2017-157 IO 0.50% 12/16/59	688,907	23,024
*•Series 2017-8 IO 0.45% 8/16/58	908,028	22,494
•Series 2017-H14 FK 5.58% (H15T1Y + 0.20%) 5/20/67	179,070	178,182
•Series 2017-H14 FV 5.93% (TSFR01M + 0.61%) 6/20/67	215,385	213,975
*•Series 2017-H22 IC 0.57% 11/20/67	961,556	28,779
•Series 2018-H13 FC 5.73% (TSFR01M + 0.41%) 7/20/68	230,433	228,121
•Series 2019-H13 FT 5.83% (H15T1Y + 0.45%) 8/20/69	157,071	156,700
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
Series 2020-103 AD 1.45% 1/16/63	1,811,860	$1,322,376
*•Series 2020-109 AI 0.84% 5/16/60	1,570,102	89,797
*Series 2020-123 IL 2.50% 8/20/50	288,118	36,529
*Series 2020-123 NI 2.50% 8/20/50	908,098	115,761
*Series 2020-127 IN 2.50% 8/20/50	371,600	48,143
*Series 2020-129 IE 2.50% 9/20/50	383,711	49,677
*Series 2020-160 IH 2.50% 10/20/50	238,999	31,864
*Series 2020-160 VI 2.50% 10/20/50	384,012	51,072
*Series 2020-160 YI 2.50% 10/20/50	1,321,963	171,230
*Series 2020-173 MI 2.50% 11/20/50	5,448,050	709,190
*Series 2020-181 WI 2.00% 12/20/50	2,730,408	289,836
*•Series 2020-184 IO 0.91% 11/16/60	2,158,114	136,144
•Series 2020-30 PT 4.77% 3/20/48	645,777	607,243
*Series 2020-47 MI 3.50% 4/20/50	745,805	128,390
*Series 2020-47 NI 3.50% 4/20/50	279,917	48,287
•Series 2020-H12 F 5.53% (TSFR01M + 0.61%) 7/20/70	97,269	95,903
•Series 2020-H13 FA 5.00% (TSFR01M + 0.56%) 7/20/70	317,616	311,875
•Series 2020-H13 FC 4.94% (TSFR01M + 0.56%) 7/20/70	96,323	94,677
*•Series 2021-110 IO 0.87% 11/16/63	3,595,771	233,577
*•Series 2021-133 IO 0.88% 7/16/63	4,080,606	264,478
Series 2021-188 PA 2.00% 10/20/51	71,598	57,526
*Series 2021-191 NI 3.00% 10/20/51	458,577	75,563
Series 2021-2 AH 1.50% 6/16/63	168,732	123,153
Series 2021-223 P 2.00% 6/20/51	1,045,165	896,697
*Series 2021-29 TI 2.50% 2/20/51	1,369,320	225,194
*•Series 2021-37 IO 0.80% 1/16/61	2,188,185	123,999
LVIP JPMorgan Core Bond Fund–6

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2021-60 IO 0.83% 5/16/63	1,719,265	$101,532
*•Series 2021-68 IO 0.87% 10/16/62	2,077,618	127,724
Series 2021-77 LC 1.25% 7/20/50	121,704	92,156
Series 2022-139 AL 4.00% 7/20/51	1,500,000	1,272,074
Series 2022-189 PT 2.50% 10/20/51	855,334	679,635
•Series 2022-196 BE 3.00% 10/16/64	900,000	622,631
*•Series 2022-210 IO 0.70% 7/16/64	1,090,777	71,252
*•Series 2022-216 IO 0.75% 7/16/65	1,093,975	67,500
•Series 2022-220 E 3.00% 10/16/64	600,000	440,816
*•Series 2022-3 IO 0.64% 2/16/61	5,137,296	241,048
*•Series 2022-59 IO 0.57% 2/16/62	2,629,746	119,343
Series 2022-99 JW 2.50% 1/20/52	300,000	227,675
Series 92 AH 2.00% 6/16/64	4,299,779	3,203,219
*•Series 92 IA 0.61% 6/16/64	4,599,764	250,937
Total Agency Collateralized Mortgage Obligations (Cost $58,706,718)		57,205,879
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.51%
Fannie Mae-Aces
•Series 2013-M6 1AC 3.45% 2/25/43	44,374	39,987
•Series 2014-M3 A2 3.50% 1/25/24	59,775	59,253
•Series 2015-M10 A2 3.09% 4/25/27	258,315	240,782
Series 2016-M11 AL 2.94% 7/25/39	111,593	107,586
•Series 2017-M12 A2 3.16% 6/25/27	250,114	232,475
•Series 2017-M5 A2 3.17% 4/25/29	214,623	194,517
•Series 2017-M7 A2 2.96% 2/25/27	674,461	632,602
•Series 2017-M8 A2 3.06% 5/25/27	266,118	247,882
•Series 2018-M10 A2 3.47% 7/25/28	460,000	428,159
Series 2018-M15 1A2 3.70% 1/25/36	900,000	794,873
•Series 2018-M3 A2 3.17% 2/25/30	153,424	137,692
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces (continued)
•Series 2018-M9 APT2 3.21% 4/25/28	70,930	$65,204
•Series 2019-M23 3A3 2.72% 10/25/31	458,357	381,627
Series 2019-M4 A2 3.61% 2/25/31	316,998	284,615
Series 2019-M5 A2 3.27% 2/25/29	488,524	444,651
Series 2019-M6 A2 3.45% 1/1/29	262,296	243,296
Series 2020-M50 A2 1.20% 10/25/30	325,848	284,403
*•Series 2020-M50 X1 1.93% 10/25/30	4,584,023	334,200
Series 2020-M6 A 2.50% 10/25/37	169,118	140,493
Series 2021-M3 1A1 1.00% 11/25/33	202,924	191,566
*•Series 2021-M3 X1 2.05% 11/25/33	2,478,655	209,671
•Series 2022-M1G A2 1.58% 9/25/31	3,350,000	2,570,818
•Series 2022-M1S A2 2.15% 4/25/32	1,290,000	1,009,877
•Series 2022-M2S A2 3.88% 8/25/32	900,000	802,812
•Series 2022-M3 A2 1.76% 11/25/31	1,500,000	1,151,425
•Series 2023-M4 A2 3.89% 8/25/32	200,000	177,171
•Freddie Mac Multifamily Structured Credit Risk Series 2021-MN2 M1 7.12% (SOFR30A + 1.80%) 7/25/41	1,418,741	1,326,598
Freddie Mac Multifamily Structured Pass Through Certificates
*♦•Series K058 X1 1.04% 8/25/26	19,910,636	430,319
♦Series K065 A2 3.24% 4/25/27	215,000	201,787
♦Series K065 AM 3.33% 5/25/27	115,000	106,981
♦Series K066 A2 3.12% 6/25/27	267,000	248,579
♦•Series K070 A2 3.30% 11/25/27	208,000	193,918
♦•Series K072 AM 3.50% 12/25/27	1,000,000	926,506
♦Series K079 AM 3.93% 6/25/28	588,000	553,655
♦•Series K081 A2 3.90% 8/25/28	395,000	373,048
*♦•Series K094 X1 1.01% 6/25/29	2,279,905	90,662
*♦•Series K094 XAM 1.28% 6/25/29	3,700,000	204,000
LVIP JPMorgan Core Bond Fund–7

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
*♦•Series K095 XAM 1.37% 6/25/29	900,000	$52,852
*♦•Series K101 X1 0.95% 10/25/29	891,060	35,951
*♦•Series K104 XAM 1.51% 1/25/30	1,900,000	134,938
*♦•Series K105 X1 1.64% 1/25/30	5,279,918	394,015
*♦•Series K110 X1 1.81% 4/25/30	4,573,524	374,755
*♦•Series K115 X1 1.43% 6/25/30	1,493,635	101,539
*♦•Series K116 X1 1.53% 7/25/30	3,675,888	262,396
*♦•Series K124 X1 0.81% 12/25/30	1,494,050	60,235
*♦•Series K128 X1 0.61% 3/25/31	6,447,290	191,264
*♦•Series K130 X1 1.14% 6/25/31	7,985,971	489,383
*♦•Series K131 X1 0.83% 7/25/31	6,786,445	301,636
*♦•Series K133 X1 0.44% 9/25/31	11,654,069	261,479
*♦•Series K142 X1 0.40% 3/25/32	5,196,897	108,166
*♦•Series K143 X1 0.45% 4/25/55	5,294,163	129,286
*♦•Series K145 X1 0.43% 6/25/55	5,691,029	132,549
♦Series K146 A2 2.92% 6/25/32	1,100,000	919,107
*♦•Series K147 X1 0.49% 6/25/32	7,589,332	204,582
*♦•Series K148 X1 0.39% 7/25/32	14,590,173	279,831
*♦•Series K149 X1 0.40% 8/25/32	8,386,304	178,083
♦•Series K150 A2 3.71% 9/25/32	1,000,000	886,502
♦•Series K151 A2 3.80% 10/25/32	1,150,000	1,024,934
*♦•Series K-151 X1 0.33% 10/25/32	15,197,660	244,050
*♦•Series K-1511 X1 0.93% 3/25/34	1,874,566	98,833
*♦•Series K-1520 X1 0.58% 2/25/36	3,786,870	138,480
♦•Series K-153 A2 3.82% 12/25/32	1,000,000	891,845
*♦•Series K-157 X1 0.42% 5/25/33	6,799,898	157,273
♦•Series K507 A2 4.80% 9/25/28	100,000	98,029
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
*♦•Series K737 X1 0.75% 10/25/26	6,344,514	$94,795
*♦•Series K741 X1 0.65% 12/25/27	2,288,987	43,741
*♦•Series K742 X1 0.87% 3/25/28	4,685,870	107,044
*♦•Series K743 X1 1.03% 5/25/28	2,990,785	105,668
*♦•Series KC05 X1 1.37% 6/25/27	1,099,812	27,606
♦Series KJ14 A2 2.81% 9/25/24	260,436	256,327
♦Series KJ45 A2 4.66% 1/25/31	815,000	779,535
*♦•Series KL06 XFX 1.47% 12/25/29	4,215,000	253,342
♦•Series Q013 APT2 1.17% 5/25/50	758,278	726,885
•FREMF Mortgage Trust
Series 2014-K40 C 4.19% 11/25/47	168,000	163,748
Series 2015-K44 B 3.85% 1/25/48	640,000	620,275
Series 2015-K45 B 3.73% 4/25/48	500,000	480,990
Series 2016-K59 B 3.70% 11/25/49	180,000	167,434
Series 2018-K730 B 3.92% 2/25/50	551,000	531,744
Series 2019-K102 B 3.65% 12/25/51	750,000	645,484
Series 2019-KBF3 B 7.93% (SOFR30A + 2.61%) 1/25/29	1,025,606	1,009,129
Total Agency Commercial Mortgage-Backed Securities (Cost $32,042,582)		30,229,430
AGENCY MORTGAGE-BACKED SECURITIES–28.51%
•Fannie Mae ARM
3.93% (RFUCCT1Y + 1.61%) 1/1/34	5,020	4,908
4.41% (ECOFC + 1.25%) 3/1/29	188	186
4.86% (H15T1Y + 2.15%) 8/1/34	12,424	12,372
4.93% (H15T1Y + 2.28%) 4/1/33	9,261	9,320
5.14% (RFUCCT1Y + 1.60%) 5/1/35	16,053	15,691
5.19% (RFUCCT1Y + 1.74%) 10/1/34	8,280	8,076
5.90% (H15T1Y + 2.15%) 7/1/33	5,298	5,239
LVIP JPMorgan Core Bond Fund–8

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae ARM (continued)
6.67% (RFUCCT6M + 1.52%) 1/1/35	27,053	$27,354
Fannie Mae S.F. 10 yr
1.27% 12/1/29	1,242,633	985,579
1.45% 10/1/30	1,182,812	930,378
1.50% 1/1/31	1,100,000	848,521
1.56% 1/1/31	1,300,000	1,007,544
•1.75% 3/1/32	1,648,907	1,271,971
1.98% 1/1/32	1,985,000	1,558,914
2.01% 4/1/30	1,312,161	1,088,420
2.02% 8/1/30	1,059,000	863,457
•2.15% 2/1/32	1,690,960	1,347,301
2.42% 10/1/29	700,000	601,296
2.52% 11/1/29	1,044,501	904,239
2.63% 3/1/26	447,759	419,966
2.93% 7/1/28	1,311,821	1,195,357
2.93% 10/1/29	1,083,591	960,056
2.93% 6/1/30	655,980	577,194
3.03% 4/1/30	650,000	573,990
3.08% 1/1/30	2,765,000	2,458,051
3.08% 4/1/30	449,358	401,641
3.11% 3/1/30	1,550,710	1,380,034
3.12% 11/1/26	895,612	841,275
3.20% 2/1/29	177,225	161,617
3.25% 5/1/29	385,265	350,350
3.34% 2/1/27	1,000,000	938,857
3.45% 3/1/29	434,789	400,329
3.52% 6/1/28	498,146	463,371
3.52% 6/1/32	100,000	88,311
3.54% 6/1/32	1,386,000	1,221,981
3.54% 11/1/32	1,100,000	961,785
3.56% 7/1/32	200,000	176,759
3.64% 8/1/28	928,433	863,666
3.67% 6/1/32	98,201	88,147
3.68% 9/1/32	936,000	829,013
3.70% 8/1/32	1,200,000	1,065,382
3.72% 8/1/32	985,933	886,491
3.73% 6/1/32	99,690	89,785
3.77% 12/1/25	141,650	136,717
3.80% 9/1/32	1,105,031	988,240
3.81% 12/1/28	300,000	280,956
3.81% 10/1/32	1,245,000	1,113,453
3.81% 11/1/32	1,010,000	902,292
3.83% 7/1/32	199,791	180,265
3.84% 7/1/32	200,000	180,432
3.86% 7/1/32	98,259	89,377
3.88% 7/1/32	98,367	89,575
3.90% 6/1/32	100,000	90,524
3.90% 2/1/33	1,200,000	1,077,783
3.96% 2/1/30	1,200,000	1,111,515
4.06% 7/1/32	98,426	90,777
4.08% 2/1/34	2,235,000	2,012,421
4.11% 7/1/32	100,000	92,075
4.12% 11/1/32	1,405,000	1,290,076
4.13% 7/1/32	100,000	91,890
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 10 yr (continued)
4.18% 11/1/30	295,369	$273,796
4.19% 7/1/32	99,822	92,821
4.21% 2/1/33	1,000,000	921,587
4.22% 10/1/32	1,000,000	924,800
4.32% 3/1/30	1,600,000	1,520,623
4.34% 7/1/32	100,000	93,743
4.36% 2/1/33	500,000	466,373
4.42% 3/1/33	500,000	468,758
4.45% 12/1/32	1,050,000	988,721
4.47% 3/1/33	2,000,000	1,882,198
4.49% 6/1/28	700,000	678,731
4.55% 9/1/33	2,895,000	2,741,155
4.57% 6/1/30	1,445,667	1,387,789
4.58% 1/1/33	200,000	189,974
4.60% 2/1/30	600,000	569,281
4.68% 11/1/31	1,050,000	1,008,616
4.69% 1/1/33	299,156	286,907
4.74% 6/1/30	400,000	383,118
4.74% 2/1/33	1,070,000	1,027,942
4.83% 9/1/28	1,100,000	1,082,640
4.86% 12/1/32	775,000	751,788
4.87% 3/1/33	100,000	97,061
4.88% 9/1/28	500,000	493,218
5.34% 9/1/28	200,000	201,359
5.50% 9/1/33	10,433	10,112
6.00% 9/1/28	1,965	1,941
Fannie Mae S.F. 15 yr
1.76% 7/1/35	1,500,000	1,071,454
2.95% 7/1/27	1,023,472	940,502
3.16% 5/1/29	282,396	254,268
3.19% 3/1/36	905,359	805,278
3.48% 3/1/37	969,174	820,201
3.50% 4/1/32	1,176,333	1,105,570
3.50% 5/1/43	196,049	172,657
3.85% 8/1/32	200,000	177,239
3.89% 7/1/32	800,000	712,257
3.90% 8/1/32	100,000	88,973
4.00% 2/1/36	454,331	418,340
4.00% 7/1/42	214,735	195,671
4.00% 9/1/42	59,501	54,226
4.06% 7/1/32	300,000	270,485
4.67% 11/1/34	2,955,000	2,782,766
5.50% 4/1/38	2,114	2,098
6.50% 10/1/35	49,545	49,396
Fannie Mae S.F. 20 yr
2.00% 8/1/40	71,860	57,994
2.00% 6/1/41	244,614	196,873
2.00% 9/1/41	1,091,043	875,326
2.00% 10/1/41	1,023,471	819,749
2.00% 11/1/41	684,942	547,651
2.00% 12/1/41	1,136,891	906,421
2.00% 1/1/42	3,381,925	2,703,902
2.00% 2/1/42	882,985	704,802
2.00% 3/1/42	267,914	213,657
LVIP JPMorgan Core Bond Fund–9

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
2.00% 5/1/42	373,075	$298,399
2.50% 9/1/36	273,725	236,533
2.50% 3/1/38	825,490	713,150
2.50% 11/1/40	474,231	393,674
2.50% 3/1/41	542,211	451,672
2.50% 4/1/41	1,277,215	1,063,012
2.50% 5/1/41	894,340	743,053
2.50% 11/1/41	254,693	210,500
2.50% 2/1/42	859,730	708,667
2.50% 3/1/42	441,218	362,916
2.50% 4/1/42	993,341	816,255
2.50% 9/1/42	290,388	240,054
3.00% 7/1/35	231,255	206,639
3.00% 2/1/36	566,399	505,401
3.00% 4/1/36	430,338	383,986
3.00% 7/1/36	926,552	826,723
3.00% 8/1/36	1,511,613	1,348,743
3.00% 10/1/36	1,013,898	904,637
3.00% 4/1/38	354,411	318,532
3.00% 6/1/38	489,633	436,914
3.00% 9/1/40	85,909	73,983
3.00% 1/1/41	140,485	123,747
3.00% 3/1/42	259,110	219,564
3.00% 5/1/42	370,411	314,212
3.00% 6/1/42	914,639	774,413
3.50% 12/1/34	279,902	257,231
3.50% 1/1/35	177,956	163,543
3.50% 2/1/37	124,587	113,147
3.50% 3/1/37	92,855	85,292
3.50% 12/1/37	154,317	138,185
3.50% 8/1/39	99,280	89,985
3.50% 2/1/40	506,117	449,569
3.50% 4/1/42	178,125	156,804
3.50% 1/1/44	217,767	191,755
4.50% 1/1/25	1,058	1,033
4.50% 11/1/38	433,259	411,903
5.00% 11/1/23	110	107
Fannie Mae S.F. 30 yr
1.50% 1/1/51	579,967	417,294
1.50% 3/1/51	2,109,012	1,517,779
2.00% 8/1/50	1,103,517	847,607
2.00% 9/1/50	1,869,621	1,432,257
2.00% 10/1/50	3,130,262	2,399,790
2.00% 1/1/51	397,126	304,216
2.00% 2/1/51	8,239,765	6,320,762
2.00% 3/1/51	4,801,781	3,688,183
2.00% 4/1/51	5,348,243	4,091,667
2.00% 5/1/51	1,169,301	893,538
2.00% 7/1/51	97,197	74,431
2.00% 8/1/51	1,215,484	929,419
2.00% 10/1/51	1,446,589	1,116,131
2.00% 11/1/51	437,237	333,910
2.00% 12/1/51	461,541	351,365
2.00% 1/1/52	1,959,442	1,499,233
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 2/1/52	4,955,401	$3,784,267
2.00% 3/1/52	1,830,103	1,403,499
2.50% 5/1/50	1,258,405	1,013,488
2.50% 6/1/50	308,673	248,416
2.50% 7/1/50	1,446,710	1,155,373
2.50% 9/1/50	442,663	354,531
2.50% 10/1/50	1,864,987	1,498,972
2.50% 11/1/50	413,236	332,979
2.50% 12/1/50	142,216	114,497
2.50% 1/1/51	968,992	780,183
2.50% 2/1/51	680,677	547,168
2.50% 3/1/51	379,535	306,017
2.50% 4/1/51	222,962	180,131
2.50% 5/1/51	1,038,074	832,623
2.50% 6/1/51	5,230,655	4,199,645
2.50% 7/1/51	1,708,936	1,375,987
2.50% 8/1/51	4,823,291	3,854,807
2.50% 9/1/51	835,553	673,608
2.50% 10/1/51	5,598,762	4,475,673
2.50% 11/1/51	1,716,912	1,370,294
2.50% 12/1/51	1,444,779	1,150,163
2.50% 1/1/52	3,310,974	2,649,898
2.50% 2/1/52	4,664,452	3,740,328
2.50% 3/1/52	6,666,603	5,330,853
2.50% 4/1/52	89,494	71,809
2.50% 7/1/61	4,595,861	3,535,704
2.50% 9/1/61	2,231,889	1,717,031
2.50% 3/1/62	982,239	753,826
3.00% 9/1/31	72,963	61,006
3.00% 6/1/43	89,967	76,905
3.00% 7/1/43	198,407	169,765
3.00% 10/1/43	198,420	169,845
3.00% 1/1/45	166,890	142,692
3.00% 9/1/46	58,161	49,176
3.00% 10/1/46	683,769	577,117
3.00% 12/1/46	409,500	346,413
3.00% 1/1/47	4,928,117	4,167,016
3.00% 2/1/47	1,797,860	1,528,178
3.00% 11/1/48	257,183	219,891
3.00% 2/1/50	694,874	598,982
3.00% 4/1/50	1,264,369	1,059,107
3.00% 10/1/50	587,008	493,673
3.00% 11/1/50	1,403,705	1,171,101
3.00% 6/1/51	149,425	126,160
3.00% 8/1/51	1,465,888	1,236,860
3.00% 10/1/51	310,184	260,334
3.00% 11/1/51	2,762,177	2,315,085
3.00% 12/1/51	587,456	494,137
3.00% 1/1/52	8,880,348	7,371,568
3.00% 2/1/52	2,497,242	2,073,494
3.00% 3/1/52	7,356,992	6,144,245
3.00% 4/1/52	995,541	826,524
3.00% 6/1/52	553,598	459,191
3.00% 7/1/60	665,718	532,632
LVIP JPMorgan Core Bond Fund–10

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 3/1/61	1,060,471	$862,437
3.00% 6/1/62	1,334,740	1,085,514
3.50% 12/1/42	77,770	68,944
3.50% 3/1/43	629,776	560,398
3.50% 11/1/44	6,141,958	5,406,002
3.50% 2/1/46	298,179	263,153
3.50% 10/1/46	143,494	126,384
3.50% 12/1/46	848,085	751,946
3.50% 12/1/47	1,668,729	1,460,946
3.50% 11/1/48	7,385,559	6,479,023
3.50% 8/1/49	551,904	492,462
3.50% 6/1/50	113,234	99,131
3.50% 11/1/51	1,965,608	1,694,418
3.50% 12/1/51	168,402	146,927
3.50% 1/1/52	699,442	608,922
3.50% 3/1/52	601,217	517,918
3.50% 4/1/52	2,714,711	2,338,654
3.50% 5/1/52	3,700,788	3,220,182
3.50% 6/1/52	1,876,022	1,615,428
3.50% 3/1/60	720,298	612,546
3.50% 3/1/62	2,971,245	2,542,575
3.50% 6/1/62	1,027,773	869,502
4.00% 11/1/42	484,588	443,682
4.00% 4/1/44	1,108,709	1,013,249
4.00% 10/1/44	5,753,896	5,253,647
4.00% 12/1/44	190,014	173,744
4.00% 2/1/47	93,503	85,183
4.00% 5/1/47	728,847	660,401
4.00% 6/1/47	514,577	469,202
4.00% 6/1/48	120,462	109,519
4.00% 10/1/48	492,344	445,139
4.00% 1/1/49	521,887	472,786
4.00% 7/1/49	217,566	196,874
4.00% 3/1/50	449,941	405,655
4.00% 2/1/51	906,475	811,421
4.00% 11/1/51	710,845	635,233
4.00% 12/1/51	489,426	437,024
4.00% 4/1/52	4,953,085	4,433,023
4.00% 5/1/52	87,236	78,303
4.00% 7/1/52	1,125,562	1,004,899
4.00% 7/1/56	196,982	176,058
4.00% 8/1/56	3,672,408	3,277,727
4.00% 6/1/57	783,311	707,386
4.00% 8/1/58	1,503,488	1,354,018
4.00% 8/1/59	1,229,833	1,101,619
4.00% 12/1/61	879,208	783,028
4.00% 3/1/62	285,086	252,660
4.00% 6/1/62	324,535	290,644
4.27% 10/1/32	493,447	460,871
4.50% 4/1/39	91,316	85,220
4.50% 5/1/39	2,232	2,108
4.50% 6/1/39	475,757	448,809
4.50% 10/1/43	530,365	501,028
4.50% 2/1/46	122,861	115,297
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 3/1/46	752,991	$706,647
4.50% 6/1/48	277,971	261,118
4.50% 7/1/48	360,403	338,008
4.50% 8/1/48	576,205	539,721
4.50% 10/1/48	27,444	25,728
4.50% 11/1/48	282,627	264,384
4.50% 4/1/49	210,869	196,096
4.50% 5/1/49	157,259	146,450
4.50% 7/1/49	430,896	402,939
4.50% 9/1/49	1,743,931	1,631,729
4.50% 1/1/50	2,841,133	2,683,911
4.50% 3/1/50	277,254	260,186
4.50% 5/1/50	360,775	335,883
4.50% 9/1/51	353,573	326,854
4.50% 8/1/52	270,448	248,443
4.50% 9/1/52	753,038	694,264
4.50% 11/1/52	1,801,411	1,655,098
4.50% 1/1/53	753,917	692,948
4.50% 3/1/53	673,216	618,484
4.50% 4/1/53	594,420	546,178
4.50% 9/1/57	956,325	883,157
4.50% 8/1/58	981,901	906,779
4.50% 1/1/59	86,834	80,191
4.50% 6/1/62	893,821	823,150
5.00% 9/1/35	9,633	9,439
5.00% 9/1/48	676,242	652,704
5.00% 10/1/48	153,482	146,372
5.00% 1/1/49	279,849	268,772
5.00% 2/1/49	77,830	74,273
5.00% 4/1/49	172,564	166,415
5.00% 6/1/49	115,191	110,047
5.00% 9/1/49	878,931	843,487
5.00% 12/1/49	848,245	816,375
5.00% 6/1/52	447,950	424,916
5.00% 7/1/52	438,910	414,308
5.00% 8/1/52	188,575	177,992
5.00% 12/1/52	94,934	89,702
5.00% 1/1/53	478,265	451,693
5.00% 2/1/53	489,565	462,876
5.00% 3/1/53	851,212	803,731
5.00% 4/1/53	869,947	821,435
5.00% 5/1/53	484,860	457,919
5.00% 6/1/53	1,693,203	1,598,123
5.00% 12/1/61	877,673	832,476
5.50% 5/1/34	187,970	187,010
5.50% 9/1/36	246,482	245,221
5.50% 1/1/38	760,906	757,013
5.50% 2/1/38	3,768	3,682
5.50% 3/1/38	1,776	1,769
5.50% 6/1/38	511	508
5.50% 1/1/39	277,767	276,416
5.50% 3/1/40	499,267	496,712
5.50% 3/1/41	257,071	255,756
5.50% 6/1/41	167,068	166,573
LVIP JPMorgan Core Bond Fund–11

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 7/1/41	554,478	$552,138
5.50% 8/1/52	166,433	161,349
5.50% 2/1/53	296,840	287,279
5.50% 4/1/53	771,619	746,907
5.50% 5/1/53	1,270,760	1,232,075
5.50% 9/1/53	6,594,117	6,378,167
5.50% 1/1/58	1,160,221	1,157,997
6.00% 1/1/29	544	537
6.00% 3/1/32	6,531	6,449
6.00% 3/1/33	2,726	2,693
6.00% 10/1/39	296,447	299,871
6.00% 7/1/41	731,610	743,882
6.00% 1/1/53	364,836	361,526
6.00% 3/1/53	191,225	189,135
6.00% 5/1/53	965,400	955,695
6.00% 6/1/53	97,601	96,474
6.00% 7/1/53	2,056,010	2,032,427
6.50% 9/1/25	251	252
6.50% 4/1/32	16,760	17,080
6.50% 11/1/36	22,016	22,771
6.50% 10/1/38	171,198	172,217
6.50% 11/1/52	369,797	374,159
6.50% 1/1/53	1,752,378	1,773,240
6.50% 2/1/53	533,409	537,322
7.00% 6/1/35	245,401	253,626
7.50% 3/1/30	3,283	3,272
8.00% 3/1/27	4,496	4,513
8.00% 11/1/28	8,902	9,018
8.50% 6/1/30	358	357
9.00% 4/1/25	2,581	2,576
Fannie Mae S.F. 30 yr TBA 2.50% 10/1/52	854,035	677,789
•Freddie Mac ARM
2.87% (RFUCCT1Y + 1.62%) 11/1/47	832,812	787,866
3.01% (RFUCCT1Y + 1.63%) 11/1/48	2,332,983	2,162,021
3.10% (RFUCCT1Y + 1.62%) 2/1/50	1,306,200	1,230,483
4.02% (RFUCCT1Y + 1.78%) 1/1/37	7,154	7,024
4.23% (RFUCCT1Y + 1.58%) 3/1/35	15,907	15,606
4.30% (H15T1Y + 2.11%) 1/1/27	4,639	4,546
4.54% (H15T1Y + 2.25%) 4/1/30	1,347	1,318
4.80% (RFUCCT1Y + 1.75%) 4/1/34	5,861	5,705
Freddie Mac S.F. 10 yr
3.50% 4/1/33	179,602	164,879
3.75% 8/1/32	1,200,000	1,069,669
7.00% 7/1/29	22,437	22,570
Freddie Mac S.F. 15 yr
3.00% 9/1/32	95,104	87,931
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
3.00% 10/1/32	99,498	$91,998
3.00% 10/1/33	70,404	64,563
3.00% 12/1/33	27,319	24,967
Freddie Mac S.F. 20 yr
1.50% 11/1/40	2,375,646	1,845,430
1.50% 5/1/41	2,476,917	1,911,624
1.50% 7/1/41	1,856,003	1,432,390
1.50% 10/1/41	2,594,678	2,002,434
1.50% 11/1/41	349,554	269,766
2.00% 10/1/40	1,156,363	933,589
2.00% 7/1/41	1,122,662	904,913
2.00% 9/1/41	2,926,132	2,346,574
2.00% 10/1/41	1,189,666	952,878
2.00% 11/1/41	678,151	546,532
2.00% 12/1/41	1,318,461	1,051,703
2.00% 1/1/42	4,029,161	3,224,541
2.00% 2/1/42	1,153,892	921,241
2.00% 4/1/42	2,582,423	2,074,595
2.00% 5/1/42	191,028	152,310
2.00% 8/1/42	185,762	149,056
2.50% 4/1/41	149,590	124,609
2.50% 3/1/42	444,744	365,818
3.00% 6/1/36	65,611	58,540
3.00% 5/1/42	90,820	76,883
3.00% 7/1/42	547,734	463,225
3.00% 9/1/42	1,040,508	880,832
3.50% 1/1/38	955,818	855,271
3.50% 6/1/42	164,995	145,468
4.00% 6/1/42	76,239	69,558
Freddie Mac S.F. 30 yr
1.50% 2/1/51	669,312	482,705
1.50% 3/1/52	466,244	335,370
2.00% 9/1/50	3,242,507	2,482,074
2.00% 11/1/50	1,307,220	1,006,691
2.00% 1/1/51	7,235,505	5,535,257
2.00% 2/1/51	2,966,072	2,292,689
2.00% 3/1/51	1,678,067	1,296,488
2.00% 4/1/51	520,173	405,365
2.00% 5/1/51	6,493,772	4,970,541
2.00% 6/1/51	934,450	716,538
2.00% 8/1/51	854,529	652,525
2.00% 11/1/51	368,326	282,363
2.00% 2/1/52	842,802	644,499
2.50% 7/1/50	4,613,084	3,698,156
2.50% 10/1/50	974,944	786,922
2.50% 11/1/50	3,470,347	2,800,426
2.50% 12/1/50	3,707,416	2,987,419
2.50% 1/1/51	44,449	35,787
2.50% 2/1/51	1,440,721	1,167,145
2.50% 3/1/51	74,964	60,918
2.50% 5/1/51	954,280	764,112
2.50% 7/1/51	349,605	277,987
2.50% 8/1/51	2,652,097	2,131,806
2.50% 9/1/51	519,512	417,525
LVIP JPMorgan Core Bond Fund–12

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
2.50% 10/1/51	3,039,049	$2,418,305
2.50% 11/1/51	6,297,333	5,065,379
2.50% 12/1/51	165,868	131,896
2.50% 1/1/52	12,066,738	9,653,288
2.50% 2/1/52	979,033	786,766
2.50% 3/1/52	89,725	72,071
2.50% 4/1/52	7,311,630	5,880,235
3.00% 1/1/47	1,816,950	1,537,352
3.00% 9/1/48	38,548	32,506
3.00% 9/1/49	371,523	313,375
3.00% 11/1/49	369,391	310,357
3.00% 1/1/50	42,776	36,134
3.00% 6/1/50	1,039,398	863,657
3.00% 8/1/50	5,295,004	4,431,836
3.00% 2/1/51	165,708	138,381
3.00% 6/1/51	543,224	454,954
3.00% 10/1/51	456,405	382,035
3.00% 11/1/51	328,870	273,355
3.00% 12/1/51	184,930	153,910
3.00% 1/1/52	270,365	225,940
3.00% 2/1/52	1,488,549	1,237,121
3.00% 4/1/52	186,631	156,084
3.50% 7/1/50	665,525	577,060
3.50% 12/1/50	871,067	756,692
3.50% 1/1/52	170,088	146,532
3.50% 4/1/52	1,580,490	1,360,996
3.50% 5/1/52	1,743,235	1,501,598
3.50% 6/1/52	1,883,070	1,620,806
4.00% 9/1/32	200,000	181,343
4.00% 8/1/44	13,734	12,413
4.00% 5/1/45	9,199	8,411
4.00% 10/1/45	14,683	13,407
4.00% 11/1/45	12,034	10,990
4.00% 1/1/46	121,552	110,640
4.00% 7/1/49	5,498,827	4,988,396
4.00% 1/1/50	261,781	236,147
4.00% 7/1/50	873,639	785,632
4.00% 4/1/52	4,737,609	4,237,887
4.00% 7/1/52	377,321	339,136
4.00% 2/1/53	1,721,420	1,552,273
4.50% 10/1/35	115,476	108,986
4.50% 3/1/47	605,281	569,341
4.50% 5/1/47	32,268	30,289
4.50% 6/1/47	555,584	522,092
4.50% 9/1/50	194,614	181,067
4.50% 1/1/51	602,800	563,452
4.50% 7/1/52	763,346	702,964
4.50% 8/1/52	192,098	178,163
4.50% 9/1/52	184,476	169,485
4.50% 10/1/52	1,654,239	1,520,251
4.50% 11/1/52	2,472,092	2,274,360
4.50% 12/1/52	570,730	524,525
5.00% 1/1/49	11,745	11,305
5.00% 7/1/52	2,115,887	2,000,611
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 11/1/52	382,373	$360,954
5.00% 12/1/52	475,964	449,796
5.00% 1/1/53	1,035,925	978,868
5.00% 3/1/53	860,839	814,874
5.00% 4/1/53	1,269,617	1,199,192
5.00% 6/1/53	494,706	467,218
5.50% 10/1/33	15,762	15,703
5.50% 12/1/52	487,206	471,604
5.50% 1/1/53	275,483	266,674
5.50% 3/1/53	577,599	560,173
5.50% 4/1/53	1,272,972	1,231,365
5.50% 5/1/53	1,161,550	1,125,382
5.50% 6/1/53	869,234	841,396
5.50% 7/1/53	299,361	289,866
6.00% 2/1/32	2,246	2,264
6.00% 12/1/52	1,555,645	1,540,429
6.50% 6/1/29	3,602	3,629
6.50% 11/1/34	3,352	3,377
6.50% 1/1/53	430,313	433,187
6.50% 2/1/53	939,626	946,752
6.50% 3/1/53	99,436	100,098
6.50% 4/1/53	749,010	754,393
6.50% 5/1/53	1,354,159	1,369,707
7.00% 4/1/35	25,387	26,040
8.50% 7/1/28	356	361
GNMA I S.F. 30 yr
3.00% 9/15/42	356,638	310,381
3.00% 10/15/42	28,683	24,959
3.50% 5/15/50	241,297	215,014
4.00% 3/15/50	31,912	29,071
5.50% 6/15/38	524,524	523,011
5.50% 7/15/38	489,334	487,922
5.50% 9/15/38	815,379	835,393
6.00% 5/15/37	25,861	25,612
6.00% 10/15/38	4,211	4,258
6.50% 3/15/28	597	601
6.50% 12/15/38	11,201	11,538
7.00% 12/15/25	150	150
7.00% 11/15/27	464	463
7.00% 6/15/28	1,014	1,013
7.00% 6/15/33	2,860	2,968
7.50% 9/15/28	1,042	1,041
8.00% 10/15/27	973	973
•GNMA II
6.91% (H15T1Y + 1.84%) 8/20/71	1,289,693	1,330,769
6.93% (H15T1Y + 1.67%) 4/20/72	1,242,262	1,276,375
6.94% (H15T1Y + 1.68%) 4/20/72	1,154,405	1,187,206
6.96% (H15T1Y + 1.70%) 2/20/72	1,212,910	1,246,951
6.96% (H15T1Y + 1.71%) 3/20/72	1,003,236	1,032,666
LVIP JPMorgan Core Bond Fund–13

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•GNMA II (continued)
7.08% (H15T1Y + 1.83%) 7/20/72	942,857	$978,978
GNMA II S.F. 10 yr 3.75% 12/20/32	68,156	62,624
GNMA II S.F. 30 yr
2.00% 12/20/50	1,281,151	1,006,591
2.00% 2/20/51	1,305,486	1,034,951
2.00% 3/20/51	1,370,683	1,067,124
2.50% 10/20/49	699,767	576,127
2.50% 12/20/50	965,972	779,640
2.50% 1/20/51	308,077	252,407
2.50% 2/20/51	5,066,324	4,145,706
2.50% 5/20/51	298,672	239,823
2.50% 6/20/51	419,355	338,927
2.50% 7/20/51	736,063	594,316
2.50% 8/20/51	9,453,553	7,726,016
2.50% 10/20/51	4,712,374	3,829,997
2.50% 11/20/51	604,837	492,260
2.50% 12/20/51	2,243,827	1,807,340
2.50% 8/20/52	90,498	74,038
2.50% 9/20/52	367,964	300,707
2.50% 2/20/53	860,013	703,754
3.00% 1/20/46	45,827	39,426
3.00% 8/20/46	346,125	298,095
3.00% 11/20/46	179,903	154,867
3.00% 2/20/47	61,467	52,903
3.00% 4/20/47	40,882	35,179
3.00% 9/20/47	237,568	203,990
3.00% 1/20/50	663,115	565,749
3.00% 3/20/50	580,376	480,580
3.00% 7/20/50	945,328	803,582
3.00% 2/20/51	7,213,529	6,157,943
3.00% 5/20/51	66,089	56,213
3.00% 7/20/51	584,843	496,060
3.00% 9/20/51	4,821,106	4,098,982
3.00% 10/20/51	567,483	482,366
3.00% 11/20/51	866,299	737,481
3.00% 12/20/51	854,735	725,681
3.00% 1/20/52	873,513	739,567
3.00% 2/20/52	2,427,838	2,064,731
3.00% 3/20/52	9,225,099	7,791,903
3.00% 4/20/52	1,987,829	1,651,329
3.00% 11/20/52	662,043	561,240
3.00% 12/20/52	1,028,898	872,769
3.00% 1/20/53	479,585	406,563
3.00% 4/20/53	192,347	163,415
3.50% 3/20/45	9,781	8,710
3.50% 4/20/45	173,940	155,161
3.50% 11/20/45	194,278	172,877
3.50% 1/20/46	116,016	103,495
3.50% 3/20/46	554,871	493,754
3.50% 4/20/46	371,373	330,457
3.50% 5/20/46	153,380	136,754
3.50% 6/20/46	256,179	228,486
3.50% 7/20/46	157,904	140,431
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 9/20/46	47,267	$42,023
3.50% 9/20/47	1,965,030	1,743,720
3.50% 10/20/47	384,357	341,603
3.50% 9/20/48	5,436,149	4,811,458
3.50% 10/20/48	114,761	101,738
3.50% 11/20/48	1,139,174	1,009,429
3.50% 10/20/49	77,800	68,042
3.50% 2/20/50	114,681	100,527
3.50% 4/20/50	922,181	828,428
3.50% 2/20/52	730,337	638,194
3.50% 3/20/52	378,146	327,521
3.50% 4/20/52	2,393,298	2,096,751
3.50% 6/20/52	370,684	317,390
3.50% 12/20/52	1,452,519	1,272,542
3.50% 2/20/53	96,116	84,510
3.75% 4/20/48	1,417,070	1,277,845
4.00% 10/20/44	25,170	23,178
4.00% 8/20/46	465,421	425,746
4.00% 2/20/47	131,237	120,215
4.00% 6/20/47	1,194,621	1,095,555
4.00% 9/20/47	722,169	663,606
4.00% 11/20/47	381,941	349,818
4.00% 12/20/47	153,626	140,666
4.00% 2/20/48	474,045	432,311
4.00% 3/20/48	1,605,582	1,469,532
4.00% 4/20/48	114,656	104,723
4.00% 5/20/48	167,314	152,966
4.00% 8/20/48	447,198	408,073
4.00% 9/20/48	133,530	121,917
4.00% 2/20/49	865,823	789,159
4.00% 3/20/49	266,034	242,462
4.00% 4/20/49	223,727	203,883
4.00% 10/20/49	92,088	84,313
4.00% 11/20/49	641,807	580,671
4.00% 1/20/50	72,176	66,842
4.00% 2/20/50	462,109	424,064
4.00% 3/20/50	472,130	427,638
4.00% 4/20/50	1,035,082	935,724
4.00% 2/20/52	958,494	863,316
4.00% 5/20/52	1,303,604	1,174,720
4.00% 6/20/52	1,315,509	1,188,761
4.00% 8/20/52	2,225,496	2,005,376
4.00% 4/20/53	196,075	176,682
4.50% 8/20/47	199,530	187,734
4.50% 4/20/48	361,423	338,918
4.50% 5/20/48	18,801	17,623
4.50% 6/20/48	428,140	401,206
4.50% 7/20/48	9,213	8,611
4.50% 8/20/48	1,581,880	1,480,785
4.50% 10/20/48	312,957	293,193
4.50% 12/20/48	556,737	521,518
4.50% 1/20/49	619,319	580,646
4.50% 2/20/49	564,040	528,317
4.50% 3/20/49	1,166,317	1,092,536
LVIP JPMorgan Core Bond Fund–14

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 9/20/49	876,470	$832,779
4.50% 2/20/50	1,195,116	1,121,910
4.50% 3/20/50	126,322	116,755
4.50% 5/20/50	1,349,211	1,261,641
4.50% 11/20/50	657,555	608,330
4.50% 12/20/50	165,385	154,930
4.50% 5/20/52	2,132,277	1,977,454
4.50% 8/20/52	1,037,518	959,505
4.50% 9/20/52	2,565,586	2,377,859
5.00% 5/20/48	133,224	128,272
5.00% 6/20/48	88,632	85,261
5.00% 9/20/48	163,455	157,049
5.00% 10/20/48	633,932	609,889
5.00% 11/20/48	270,806	260,818
5.00% 12/20/48	391,069	375,854
5.00% 1/20/49	450,414	432,452
5.00% 4/20/49	267,242	256,499
5.00% 9/20/49	268,800	258,820
5.00% 11/20/49	168,177	161,900
5.00% 1/20/50	244,134	234,873
5.00% 12/20/51	74,223	70,995
5.00% 9/20/52	476,443	457,691
5.00% 10/20/52	1,047,677	993,425
5.00% 11/20/52	1,440,690	1,367,609
5.00% 12/20/52	193,245	183,144
5.00% 1/20/53	3,204,975	3,045,679
5.00% 3/20/53	98,170	93,063
5.00% 5/20/53	491,194	466,378
5.00% 6/20/63	1,158,147	1,081,491
5.50% 11/20/52	1,709,904	1,659,778
5.50% 2/20/53	584,544	570,008
5.50% 6/20/53	836,641	815,359
5.50% 7/20/53	1,122,382	1,093,829
6.00% 4/20/53	995,292	986,705
6.00% 6/20/53	993,194	1,009,203
6.00% 6/20/63	1,378,455	1,358,927
7.50% 12/20/26	240	239
8.00% 11/20/26	3,541	3,575
8.00% 1/20/27	498	500
8.50% 5/20/25	26	26
Total Agency Mortgage-Backed Securities (Cost $585,435,588)		571,236,777
AGENCY OBLIGATIONS–0.04%
^Fannie Mae Principal Strip 0.00% 3/23/28	630,000	509,289
Tennessee Valley Authority
4.25% 9/15/65	101,000	80,088
4.63% 9/15/60	93,000	80,591
5.88% 4/1/36	140,000	149,173
Total Agency Obligations (Cost $855,240)		819,141
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–32.20%
Aerospace & Defense–1.23%
BAE Systems Holdings, Inc. 3.80% 10/7/24	45,000	$44,015
BAE Systems PLC
1.90% 2/15/31	200,000	154,318
5.80% 10/11/41	51,000	48,065
Boeing Co.
2.20% 2/4/26	200,000	183,637
2.70% 2/1/27	810,000	733,442
2.75% 2/1/26	126,000	117,688
2.80% 3/1/27	240,000	217,228
3.10% 5/1/26	190,000	177,406
3.20% 3/1/29	830,000	728,910
3.25% 3/1/28	224,000	201,295
3.25% 2/1/35	3,050,000	2,344,843
3.75% 2/1/50	320,000	217,400
4.88% 5/1/25	2,655,000	2,609,382
5.15% 5/1/30	2,170,000	2,073,432
5.71% 5/1/40	1,155,000	1,065,606
5.81% 5/1/50	1,990,000	1,801,979
5.93% 5/1/60	560,000	502,834
General Dynamics Corp.
4.25% 4/1/40	50,000	42,459
4.25% 4/1/50	500,000	410,810
L3Harris Technologies, Inc.
4.85% 4/27/35	440,000	400,200
5.40% 7/31/33	297,000	285,498
Lockheed Martin Corp.
4.15% 6/15/53	1,580,000	1,246,113
4.50% 5/15/36	640,000	583,272
Northrop Grumman Corp.
2.93% 1/15/25	1,220,000	1,176,445
3.25% 1/15/28	500,000	458,542
5.15% 5/1/40	140,000	127,811
5.25% 5/1/50	3,390,000	3,125,944
RTX Corp.
2.25% 7/1/30	570,000	458,609
3.13% 7/1/50	1,520,000	945,043
3.75% 11/1/46	80,000	56,649
3.95% 8/16/25	750,000	725,652
4.13% 11/16/28	980,000	913,806
4.15% 5/15/45	138,000	104,485
4.35% 4/15/47	90,000	70,043
4.50% 6/1/42	80,000	65,444
5.15% 2/27/33	221,000	209,279
		24,627,584
Agriculture–0.47%
Altria Group, Inc.
2.35% 5/6/25	180,000	170,258
2.45% 2/4/32	1,730,000	1,305,072
3.40% 2/4/41	610,000	396,261
4.40% 2/14/26	1,040,000	1,009,584
4.80% 2/14/29	90,000	85,598
5.80% 2/14/39	400,000	370,837
5.95% 2/14/49	520,000	466,986
LVIP JPMorgan Core Bond Fund–15

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Altria Group, Inc. (continued)
6.20% 2/14/59	520,000	$484,657
BAT Capital Corp.
2.26% 3/25/28	210,000	177,603
3.56% 8/15/27	600,000	548,935
3.73% 9/25/40	710,000	476,129
4.39% 8/15/37	250,000	191,302
4.54% 8/15/47	1,132,000	779,203
BAT International Finance PLC 1.67% 3/25/26	160,000	144,155
Bunge Ltd. Finance Corp. 2.75% 5/14/31	400,000	323,979
Philip Morris International, Inc.
2.10% 5/1/30	810,000	646,441
4.50% 3/20/42	1,780,000	1,420,566
Reynolds American, Inc. 5.85% 8/15/45	150,000	124,249
Viterra Finance BV 3.20% 4/21/31	400,000	322,050
		9,443,865
Airlines–0.27%
♦Air Canada Pass-Through Trust
3.30% 7/15/31	193,440	169,233
3.55% 7/15/31	137,640	117,030
3.60% 9/15/28	62,220	57,510
4.13% 11/15/26	82,582	78,662
♦American Airlines Pass-Through Trust
3.00% 4/15/30	88,556	79,232
3.38% 11/1/28	960,793	856,796
3.70% 4/1/28	27,584	25,159
♦British Airways Pass-Through Trust
3.30% 6/15/34	127,569	109,807
3.80% 3/20/33	56,815	52,211
4.13% 3/20/33	76,498	67,616
♦Continental Airlines Pass-Through Trust 4.00% 4/29/26	13,177	12,862
♦Delta Air Lines Pass-Through Trust 3.63% 1/30/29	260,584	242,951
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	870,000	845,030
4.75% 10/20/28	1,580,000	1,501,542
♦Spirit Airlines Pass-Through Trust 3.38% 8/15/31	42,515	36,918
♦United Airlines Pass-Through Trust
2.70% 11/1/33	190,697	157,286
2.88% 4/7/30	70,926	62,492
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦United Airlines Pass-Through Trust (continued)
3.10% 4/7/30	226,963	$194,896
3.65% 7/7/27	34,910	32,688
3.70% 9/1/31	307,617	263,502
4.00% 10/11/27	42,136	40,031
4.15% 10/11/25	101,563	100,184
4.15% 2/25/33	203,548	184,451
4.30% 2/15/27	110,650	105,868
4.60% 9/1/27	75,237	70,917
		5,464,874
Apparel–0.08%
NIKE, Inc.
2.75% 3/27/27	320,000	295,586
2.85% 3/27/30	1,220,000	1,056,783
3.25% 3/27/40	330,000	249,925
		1,602,294
Auto Manufacturers–0.20%
BMW U.S. Capital LLC 2.80% 4/11/26	490,000	460,035
General Motors Co.
5.60% 10/15/32	240,000	224,077
6.75% 4/1/46	150,000	140,176
General Motors Financial Co., Inc.
1.20% 10/15/24	110,000	104,549
1.25% 1/8/26	467,000	417,393
2.35% 1/8/31	97,000	73,370
2.70% 6/10/31	320,000	244,915
3.80% 4/7/25	180,000	173,500
Hyundai Capital America
1.30% 1/8/26	115,000	103,549
1.50% 6/15/26	45,000	39,968
1.80% 10/15/25	140,000	128,732
1.80% 1/10/28	215,000	180,122
2.38% 10/15/27	130,000	112,545
3.00% 2/10/27	200,000	181,199
5.65% 6/26/26	1,280,000	1,269,099
Stellantis Finance U.S., Inc. 2.69% 9/15/31	200,000	154,148
		4,007,377
Auto Parts & Equipment–0.00%
Lear Corp. 2.60% 1/15/32	110,000	83,052
		83,052
Banks–9.34%
μABN AMRO Bank NV 2.47% 12/13/29	900,000	743,211
μAIB Group PLC
4.26% 4/10/25	250,000	246,441
6.61% 9/13/29	200,000	199,168
LVIP JPMorgan Core Bond Fund–16

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
ANZ New Zealand International Ltd.
2.55% 2/13/30	200,000	$164,102
3.45% 1/21/28	200,000	182,851
5.36% 8/14/28	300,000	294,526
Banco Nacional de Panama 2.50% 8/11/30	300,000	232,540
Banco Santander SA
μ1.72% 9/14/27	200,000	174,881
1.85% 3/25/26	400,000	359,730
2.75% 5/28/25	3,400,000	3,202,041
μ4.18% 3/24/28	200,000	184,676
5.59% 8/8/28	600,000	586,944
Bank of America Corp.
μ1.32% 6/19/26	1,780,000	1,632,392
μ1.66% 3/11/27	100,000	89,719
μ1.73% 7/22/27	235,000	208,247
μ1.90% 7/23/31	1,450,000	1,101,791
μ2.09% 6/14/29	204,000	170,775
μ2.57% 10/20/32	2,450,000	1,882,562
μ2.59% 4/29/31	1,083,000	870,289
μ2.68% 6/19/41	743,000	475,801
μ2.97% 2/4/33	3,510,000	2,767,829
μ3.37% 1/23/26	100,000	96,134
μ3.59% 7/21/28	2,840,000	2,593,526
μ3.71% 4/24/28	260,000	239,458
3.95% 4/21/25	92,000	88,836
μ3.97% 3/5/29	1,596,000	1,461,977
μ3.97% 2/7/30	890,000	799,307
μ4.08% 3/20/51	3,690,000	2,728,900
4.25% 10/22/26	2,600,000	2,469,899
μ4.33% 3/15/50	720,000	557,964
μ4.38% 4/27/28	360,000	339,932
4.45% 3/3/26	3,890,000	3,746,578
5.00% 1/21/44	1,660,000	1,460,674
μ5.08% 1/20/27	313,000	305,943
μ5.20% 4/25/29	590,000	568,349
μ5.29% 4/25/34	650,000	604,832
μ5.82% 9/15/29	710,000	701,286
μ5.87% 9/15/34	420,000	408,736
μBank of Ireland Group PLC
2.03% 9/30/27	206,000	180,471
6.25% 9/16/26	287,000	285,201
Bank of Montreal
1.85% 5/1/25	1,470,000	1,379,594
μ3.80% 12/15/32	277,000	241,955
5.72% 9/25/28	430,000	425,431
Bank of New York Mellon Corp. 1.60% 4/24/25	380,000	356,136
Bank of Nova Scotia
1.30% 6/11/25	650,000	601,301
3.45% 4/11/25	1,610,000	1,550,163
μ4.59% 5/4/37	590,000	491,736
4.85% 2/1/30	390,000	367,260
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banque Federative du Credit Mutuel SA
1.60% 10/4/26	245,000	$215,769
4.94% 1/26/26	760,000	739,712
μBarclays PLC
1.01% 12/10/24	369,000	364,982
2.89% 11/24/32	200,000	150,503
4.97% 5/16/29	1,450,000	1,354,564
5.09% 6/20/30	600,000	536,213
6.50% 9/13/27	750,000	748,010
BNP Paribas SA
μ1.32% 1/13/27	232,000	207,760
μ2.16% 9/15/29	349,000	287,759
μ2.22% 6/9/26	1,113,000	1,038,665
μ3.13% 1/20/33	320,000	251,420
3.38% 1/9/25	300,000	289,527
μ4.38% 3/1/33	420,000	372,863
4.40% 8/14/28	1,360,000	1,264,241
4.63% 3/13/27	390,000	369,759
μ4.71% 1/10/25	2,410,000	2,398,022
μ5.13% 1/13/29	2,720,000	2,626,106
μ5.20% 1/10/30	960,000	911,675
BPCE SA
1.00% 1/20/26	305,000	272,755
μ1.65% 10/6/26	250,000	226,883
μ2.28% 1/20/32	250,000	187,023
μ3.12% 10/19/32	320,000	238,352
4.63% 7/11/24	200,000	196,176
5.15% 7/21/24	580,000	570,776
μ5.98% 1/18/27	250,000	247,298
μCaixaBank SA 6.68% 9/13/27	385,000	384,830
Citigroup, Inc.
μ2.52% 11/3/32	870,000	661,897
μ2.56% 5/1/32	625,000	483,810
μ2.57% 6/3/31	3,210,000	2,559,678
μ2.90% 11/3/42	75,000	47,976
μ3.06% 1/25/33	171,000	135,182
μ3.11% 4/8/26	510,000	486,700
3.30% 4/27/25	3,100,000	2,978,367
μ3.52% 10/27/28	75,000	67,849
μ3.67% 7/24/28	605,000	554,975
μ3.79% 3/17/33	1,250,000	1,042,794
μ3.88% 1/24/39	50,000	38,717
μ3.89% 1/10/28	200,000	186,438
μ4.08% 4/23/29	74,000	68,105
4.40% 6/10/25	78,000	75,686
4.45% 9/29/27	7,790,000	7,313,629
4.65% 7/23/48	1,540,000	1,246,482
μ4.66% 5/24/28	300,000	286,744
4.75% 5/18/46	470,000	367,763
μ4.91% 5/24/33	1,990,000	1,810,714
8.13% 7/15/39	50,000	58,790
Cooperatieve Rabobank UA
μ3.65% 4/6/28	600,000	551,479
3.75% 7/21/26	450,000	419,018
LVIP JPMorgan Core Bond Fund–17

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank UA (continued)
μ3.76% 4/6/33	500,000	$416,638
4.38% 8/4/25	2,740,000	2,644,075
μCredit Agricole SA
1.25% 1/26/27	400,000	357,271
1.91% 6/16/26	1,110,000	1,031,879
4.00% 1/10/33	550,000	487,463
6.32% 10/3/29	425,000	425,049
Credit Suisse AG
1.25% 8/7/26	450,000	393,283
2.95% 4/9/25	730,000	693,642
4.75% 8/9/24	670,000	660,478
5.00% 7/9/27	1,560,000	1,498,500
7.50% 2/15/28	2,620,000	2,740,588
7.95% 1/9/25	2,474,000	2,517,746
Danske Bank AS
μ0.98% 9/10/25	1,010,000	957,345
μ3.24% 12/20/25	350,000	335,185
5.38% 1/12/24	1,500,000	1,493,992
μ6.47% 1/9/26	200,000	199,634
μDeutsche Bank AG
2.13% 11/24/26	205,000	185,392
2.55% 1/7/28	350,000	305,431
6.72% 1/18/29	150,000	149,108
μDNB Bank ASA 1.61% 3/30/28	325,000	279,163
Federation des Caisses Desjardins du Quebec 5.70% 3/14/28	200,000	197,423
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	195,000	172,176
μ2.38% 7/21/32	95,000	72,351
2.60% 2/7/30	400,000	327,600
μ2.64% 2/24/28	301,000	268,403
μ2.65% 10/21/32	1,120,000	864,492
μ2.91% 7/21/42	580,000	374,584
μ3.21% 4/22/42	250,000	169,476
μ3.27% 9/29/25	137,000	132,752
3.50% 4/1/25	470,000	452,550
3.50% 11/16/26	2,690,000	2,501,738
μ3.62% 3/15/28	270,000	249,122
3.63% 2/20/24	550,000	544,798
μ3.69% 6/5/28	3,022,000	2,785,051
3.85% 1/26/27	45,000	42,206
μ4.02% 10/31/38	400,000	314,870
μ4.22% 5/1/29	1,780,000	1,646,552
4.25% 10/21/25	1,695,000	1,633,412
μ4.41% 4/23/39	215,000	176,959
4.75% 10/21/45	810,000	681,635
5.15% 5/22/45	610,000	522,719
μ5.80% 8/10/26	330,000	327,477
6.25% 2/1/41	1,260,000	1,270,837
6.75% 10/1/37	650,000	658,221
HSBC Holdings PLC
μ1.59% 5/24/27	200,000	176,351
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (continued)
μ2.21% 8/17/29	200,000	$164,846
μ2.36% 8/18/31	300,000	230,431
μ3.97% 5/22/30	1,740,000	1,530,189
μ4.04% 3/13/28	2,010,000	1,860,147
4.30% 3/8/26	510,000	489,604
6.10% 1/14/42	120,000	119,549
μ6.25% 3/9/34	250,000	244,337
6.50% 9/15/37	250,000	234,686
μ7.39% 11/3/28	315,000	325,881
ING Groep NV
3.95% 3/29/27	200,000	187,416
μ6.08% 9/11/27	365,000	363,378
μKBC Group NV 6.32% 9/21/34	520,000	504,533
μKeyCorp 4.79% 6/1/33	55,000	45,845
Lloyds Banking Group PLC
μ1.63% 5/11/27	245,000	217,298
μ3.51% 3/18/26	200,000	191,814
3.90% 3/12/24	200,000	197,996
4.50% 11/4/24	220,000	215,042
4.58% 12/10/25	200,000	191,267
4.65% 3/24/26	1,070,000	1,024,519
μ5.87% 3/6/29	275,000	268,893
μMacquarie Bank Ltd. 3.05% 3/3/36	200,000	149,145
Macquarie Group Ltd.
μ1.34% 1/12/27	210,000	187,870
μ5.03% 1/15/30	220,000	209,972
6.21% 11/22/24	330,000	329,852
Mitsubishi UFJ Financial Group, Inc.
μ1.54% 7/20/27	220,000	194,860
2.05% 7/17/30	340,000	264,886
3.75% 7/18/39	515,000	402,203
μ3.84% 4/17/26	570,000	550,385
μ4.08% 4/19/28	590,000	554,054
μ5.44% 2/22/34	210,000	200,284
μMizuho Financial Group, Inc.
1.23% 5/22/27	255,000	225,032
2.87% 9/13/30	220,000	183,332
5.74% 5/27/31	400,000	388,429
5.78% 7/6/29	380,000	374,723
Morgan Stanley
μ1.79% 2/13/32	280,000	207,353
μ2.19% 4/28/26	2,230,000	2,094,845
μ2.48% 1/21/28	39,000	34,773
μ2.70% 1/22/31	1,740,000	1,422,643
μ3.22% 4/22/42	265,000	182,584
•3.59% 7/22/28	222,000	202,548
μ3.62% 4/1/31	3,530,000	3,041,002
3.63% 1/20/27	101,000	94,287
μ3.77% 1/24/29	1,326,000	1,209,119
4.30% 1/27/45	85,000	67,159
4.35% 9/8/26	20,000	19,070
LVIP JPMorgan Core Bond Fund–18

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ4.43% 1/23/30	209,000	$193,355
μ5.12% 2/1/29	155,000	149,267
μ5.16% 4/20/29	490,000	471,407
μ5.42% 7/21/34	120,000	113,195
μ5.45% 7/20/29	175,000	170,532
Morgan Stanley Bank NA 4.75% 4/21/26	285,000	278,574
National Australia Bank Ltd.
2.33% 8/21/30	250,000	189,025
μ3.93% 8/2/34	440,000	375,958
National Securities Clearing Corp. 1.50% 4/23/25	380,000	356,590
NatWest Group PLC
μ3.75% 11/1/29	200,000	190,428
μ4.27% 3/22/25	830,000	821,110
4.80% 4/5/26	283,000	273,348
μ4.89% 5/18/29	620,000	579,884
μ5.81% 9/13/29	440,000	426,828
μ6.02% 3/2/34	215,000	206,341
Nordea Bank Abp 5.38% 9/22/27	200,000	195,303
μNorthern Trust Corp. 3.38% 5/8/32	29,000	25,586
PNC Bank NA
2.50% 8/27/24	250,000	242,064
3.88% 4/10/25	642,000	619,186
μPNC Financial Services Group, Inc.
5.07% 1/24/34	361,000	327,373
5.58% 6/12/29	1,350,000	1,309,653
5.81% 6/12/26	420,000	416,649
Royal Bank of Canada
1.15% 6/10/25	620,000	573,335
3.88% 5/4/32	1,930,000	1,682,296
μSantander U.K. Group Holdings PLC
1.67% 6/14/27	220,000	192,434
6.53% 1/10/29	470,000	465,649
6.83% 11/21/26	434,000	436,431
μSociete Generale SA
1.49% 12/14/26	260,000	232,119
1.79% 6/9/27	215,000	189,514
2.89% 6/9/32	500,000	378,311
μStandard Chartered PLC
1.46% 1/14/27	245,000	218,721
6.19% 7/6/27	225,000	224,073
μState Street Corp. 4.82% 1/26/34	200,000	182,359
Sumitomo Mitsui Financial Group, Inc.
3.01% 10/19/26	25,000	23,017
3.04% 7/16/29	345,000	294,714
5.52% 1/13/28	370,000	364,947
5.71% 1/13/30	370,000	362,015
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
5.72% 9/14/28	510,000	$503,339
Sumitomo Mitsui Trust Bank Ltd. 1.55% 3/25/26	403,000	363,504
Swedbank AB 6.14% 9/12/26	395,000	393,388
Toronto-Dominion Bank
1.15% 6/12/25	620,000	573,982
4.46% 6/8/32	1,180,000	1,058,180
5.16% 1/10/28	240,000	234,238
5.52% 7/17/28	110,000	108,574
5.53% 7/17/26	300,000	297,813
μTruist Financial Corp.
5.12% 1/26/34	185,000	165,380
6.05% 6/8/27	1,015,000	1,003,959
U.S. Bancorp
1.45% 5/12/25	1,460,000	1,361,904
μ2.22% 1/27/28	130,000	114,685
μ5.78% 6/12/29	840,000	817,639
μ5.84% 6/12/34	330,000	311,239
UBS AG 4.50% 6/26/48	200,000	165,971
UBS Group AG
μ1.31% 2/2/27	270,000	239,438
μ2.19% 6/5/26	250,000	232,515
μ2.59% 9/11/25	589,000	566,900
μ2.75% 2/11/33	440,000	332,659
μ3.09% 5/14/32	840,000	663,473
μ3.87% 1/12/29	250,000	226,446
4.13% 4/15/26	890,000	846,207
μ4.19% 4/1/31	1,280,000	1,117,753
4.25% 3/23/28	2,850,000	2,619,991
μ4.49% 5/12/26	350,000	338,993
4.55% 4/17/26	870,000	835,595
μ4.75% 5/12/28	1,320,000	1,247,208
μ9.02% 11/15/33	390,000	450,378
μUniCredit SpA
1.98% 6/3/27	200,000	176,674
5.86% 6/19/32	200,000	182,032
Wells Fargo & Co.
μ2.19% 4/30/26	2,160,000	2,028,096
μ2.39% 6/2/28	750,000	657,727
μ2.88% 10/30/30	1,390,000	1,157,113
3.00% 10/23/26	1,060,000	973,497
μ3.35% 3/2/33	1,070,000	864,927
3.75% 1/24/24	330,000	327,610
4.15% 1/24/29	1,290,000	1,184,475
4.30% 7/22/27	670,000	631,367
4.40% 6/14/46	2,137,000	1,581,507
μ4.48% 4/4/31	1,230,000	1,115,914
4.65% 11/4/44	20,000	15,551
4.75% 12/7/46	2,010,000	1,568,793
4.90% 11/17/45	1,240,000	994,604
μ5.01% 4/4/51	7,300,000	6,133,699
5.38% 11/2/43	200,000	173,399
μ5.56% 7/25/34	310,000	293,534
LVIP JPMorgan Core Bond Fund–19

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
μ5.57% 7/25/29	870,000	$848,765
Westpac Banking Corp.
3.13% 11/18/41	221,000	135,812
μ4.32% 11/23/31	140,000	129,674
Westpac New Zealand Ltd. 4.90% 2/15/28	560,000	540,309
		187,108,250
Beverages–0.53%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 2/1/36	373,000	341,868
4.90% 2/1/46	2,600,000	2,266,014
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	2,180,000	1,939,560
4.35% 6/1/40	840,000	714,249
4.38% 4/15/38	150,000	130,039
4.44% 10/6/48	130,000	107,044
4.60% 4/15/48	90,000	76,069
4.75% 1/23/29	390,000	378,130
5.55% 1/23/49	1,610,000	1,542,046
Coca-Cola Co.
1.45% 6/1/27	1,060,000	936,446
2.50% 3/15/51	110,000	65,455
2.60% 6/1/50	280,000	171,198
Coca-Cola Femsa SAB de CV 1.85% 9/1/32	215,000	159,954
Constellation Brands, Inc.
2.25% 8/1/31	100,000	77,899
2.88% 5/1/30	420,000	352,488
3.60% 5/9/24	350,000	344,893
4.35% 5/9/27	490,000	468,876
4.50% 5/9/47	65,000	51,478
4.75% 5/9/32	20,000	18,527
5.25% 11/15/48	25,000	22,158
Molson Coors Beverage Co. 4.20% 7/15/46	83,000	62,420
PepsiCo, Inc.
1.63% 5/1/30	140,000	112,469
2.63% 3/19/27	50,000	46,104
2.88% 10/15/49	240,000	156,863
		10,542,247
Biotechnology–0.10%
Amgen, Inc.
1.65% 8/15/28	120,000	101,026
4.66% 6/15/51	300,000	242,713
5.25% 3/2/33	365,000	348,925
Baxalta, Inc. 5.25% 6/23/45	3,000	2,672
Gilead Sciences, Inc.
2.60% 10/1/40	310,000	204,623
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences, Inc. (continued)
3.65% 3/1/26	160,000	$153,166
4.75% 3/1/46	530,000	453,835
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	460,000	353,947
Royalty Pharma PLC 1.20% 9/2/25	98,000	89,058
		1,949,965
Building Materials–0.05%
Carrier Global Corp. 3.58% 4/5/50	70,000	47,238
Lennox International, Inc. 1.35% 8/1/25	540,000	497,349
Martin Marietta Materials, Inc.
3.45% 6/1/27	52,000	48,265
3.50% 12/15/27	100,000	92,112
Masco Corp.
2.00% 10/1/30	90,000	68,900
6.50% 8/15/32	80,000	80,589
Trane Technologies Financing Ltd. 5.25% 3/3/33	150,000	145,027
		979,480
Chemicals–0.45%
Albemarle Corp. 5.45% 12/1/44	50,000	43,004
Celanese U.S. Holdings LLC 6.05% 3/15/25	41,000	40,853
Dow Chemical Co. 4.55% 11/30/25	14,000	13,590
DuPont de Nemours, Inc. 5.32% 11/15/38	595,000	556,562
Eastman Chemical Co. 4.50% 12/1/28	220,000	206,930
EIDP, Inc. 4.50% 5/15/26	324,000	315,584
International Flavors & Fragrances, Inc. 1.83% 10/15/27	190,000	157,809
LYB International Finance III LLC
1.25% 10/1/25	79,000	71,984
3.63% 4/1/51	245,000	156,065
MEGlobal BV
2.63% 4/28/28	2,460,000	2,123,167
4.25% 11/3/26	1,610,000	1,528,212
MEGlobal Canada ULC 5.88% 5/18/30	340,000	336,600
Nutrien Ltd.
4.00% 12/15/26	70,000	66,345
4.13% 3/15/35	90,000	74,932
4.20% 4/1/29	25,000	23,155
5.00% 4/1/49	40,000	32,871
LVIP JPMorgan Core Bond Fund–20

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
OCP SA 4.50% 10/22/25	960,000	$922,360
Orbia Advance Corp. SAB de CV
1.88% 5/11/26	1,260,000	1,121,991
2.88% 5/11/31	1,190,000	926,146
RPM International, Inc. 2.95% 1/15/32	305,000	237,262
Union Carbide Corp. 7.75% 10/1/96	75,000	84,134
		9,039,556
Commercial Services–0.40%
Cintas Corp. No. 2
3.70% 4/1/27	530,000	502,407
4.00% 5/1/32	320,000	288,601
DP World Ltd.
4.70% 9/30/49	1,030,000	808,179
5.63% 9/25/48	3,080,000	2,725,800
Element Fleet Management Corp. 6.27% 6/26/26	235,000	234,198
ERAC USA Finance LLC
5.63% 3/15/42	12,000	11,198
7.00% 10/15/37	160,000	173,168
Ford Foundation 2.82% 6/1/70	90,000	49,452
Global Payments, Inc.
2.90% 5/15/30	48,000	39,352
2.90% 11/15/31	92,000	72,171
3.20% 8/15/29	236,000	200,698
5.30% 8/15/29	91,000	86,782
PayPal Holdings, Inc.
1.65% 6/1/25	580,000	542,736
2.30% 6/1/30	380,000	310,551
4.40% 6/1/32	220,000	203,381
Pepperdine University 3.30% 12/1/59	110,000	66,663
Quanta Services, Inc.
2.35% 1/15/32	270,000	202,605
2.90% 10/1/30	360,000	293,630
S&P Global, Inc.
2.90% 3/1/32	193,000	158,843
4.25% 5/1/29	346,000	326,630
Triton Container International Ltd. 1.15% 6/7/24	270,000	259,829
University of Miami 4.06% 4/1/52	120,000	91,677
University of Southern California 3.23% 10/1/20	110,000	60,404
Verisk Analytics, Inc. 5.75% 4/1/33	240,000	238,654
		7,947,609
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers–0.30%
Apple, Inc.
1.13% 5/11/25	1,530,000	$1,431,043
2.45% 8/4/26	720,000	668,818
3.45% 2/9/45	82,000	62,116
3.75% 9/12/47	140,000	108,214
3.85% 8/4/46	847,000	670,210
4.85% 5/10/53	705,000	645,834
CGI, Inc. 2.30% 9/14/31	370,000	277,714
Dell International LLC/EMC Corp.
5.25% 2/1/28	577,000	568,191
6.02% 6/15/26	179,000	179,698
International Business Machines Corp. 3.00% 5/15/24	1,230,000	1,209,091
Leidos, Inc.
2.30% 2/15/31	120,000	92,283
5.75% 3/15/33	150,000	143,754
		6,056,966
Cosmetics & Personal Care–0.18%
Estee Lauder Cos., Inc.
2.60% 4/15/30	404,000	338,964
3.13% 12/1/49	150,000	97,601
Haleon U.S. Capital LLC
3.38% 3/24/27	590,000	547,372
3.38% 3/24/29	850,000	762,243
3.63% 3/24/32	640,000	548,897
Kenvue, Inc. 4.90% 3/22/33	930,000	888,801
Procter & Gamble Co.
2.80% 3/25/27	120,000	111,311
3.00% 3/25/30	370,000	328,686
		3,623,875
Distribution/Wholesale–0.00%
WW Grainger, Inc. 4.60% 6/15/45	77,000	65,873
		65,873
Diversified Financial Services–1.12%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75% 1/30/26	150,000	135,371
2.45% 10/29/26	1,360,000	1,218,146
2.88% 8/14/24	150,000	145,694
3.00% 10/29/28	2,670,000	2,289,467
3.30% 1/30/32	1,535,000	1,220,190
6.10% 1/15/27	440,000	437,846
Air Lease Corp.
2.30% 2/1/25	245,000	232,075
2.88% 1/15/26	160,000	148,971
3.25% 3/1/25	48,000	45,942
3.25% 10/1/29	220,000	187,168
3.38% 7/1/25	798,000	758,095
LVIP JPMorgan Core Bond Fund–21

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease Corp. (continued)
5.30% 2/1/28	740,000	$714,944
American Express Co.
2.50% 7/30/24	3,130,000	3,044,063
3.38% 5/3/24	440,000	433,216
4.05% 5/3/29	790,000	735,258
Aviation Capital Group LLC 5.50% 12/15/24	174,000	171,057
Avolon Holdings Funding Ltd.
2.13% 2/21/26	160,000	143,325
2.53% 11/18/27	1,301,000	1,098,241
2.88% 2/15/25	275,000	259,627
4.25% 4/15/26	245,000	230,275
4.38% 5/1/26	150,000	140,840
5.50% 1/15/26	395,000	382,395
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45	21,000	15,504
Capital One Financial Corp.
μ1.88% 11/2/27	74,000	64,398
μ2.62% 11/2/32	235,000	172,203
4.20% 10/29/25	40,000	38,142
μ4.99% 7/24/26	120,000	116,430
Charles Schwab Corp.
3.20% 3/2/27	100,000	91,575
5.88% 8/24/26	1,730,000	1,724,302
μ6.14% 8/24/34	330,000	321,010
GTP Acquisition Partners I LLC 3.48% 6/15/50	67,000	64,108
Intercontinental Exchange, Inc.
4.60% 3/15/33	270,000	248,020
4.95% 6/15/52	230,000	199,272
Jefferies Financial Group, Inc. 6.45% 6/8/27	81,000	81,542
LSEGA Financing PLC 2.00% 4/6/28	475,000	403,412
Mastercard, Inc. 3.85% 3/26/50	2,120,000	1,632,683
Nasdaq, Inc. 5.55% 2/15/34	125,000	119,307
Nomura Holdings, Inc.
2.65% 1/16/25	212,000	202,241
2.68% 7/16/30	200,000	158,797
6.07% 7/12/28	800,000	791,085
Nuveen LLC 4.00% 11/1/28	160,000	148,292
ORIX Corp. 3.25% 12/4/24	100,000	96,613
Park Aerospace Holdings Ltd. 5.50% 2/15/24	23,000	22,885
Visa, Inc. 4.30% 12/14/45	1,950,000	1,650,115
		22,534,142
Electric–1.30%
AEP Transmission Co. LLC 3.15% 9/15/49	35,000	22,445
Alabama Power Co. 6.13% 5/15/38	62,000	61,692
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Alexander Funding Trust 1.84% 11/15/23	200,000	$198,678
Ameren Illinois Co. 3.25% 3/15/50	185,000	121,481
American Electric Power Co., Inc. 5.63% 3/1/33	260,000	251,591
American Transmission Systems, Inc. 2.65% 1/15/32	240,000	189,723
Avangrid, Inc. 3.15% 12/1/24	72,000	69,412
Baltimore Gas & Electric Co.
2.90% 6/15/50	110,000	65,531
3.50% 8/15/46	47,000	32,037
5.40% 6/1/53	385,000	353,805
CenterPoint Energy Houston Electric LLC
2.90% 7/1/50	200,000	121,827
3.95% 3/1/48	10,000	7,545
CenterPoint Energy, Inc. 1.45% 6/1/26	230,000	206,001
Cleveland Electric Illuminating Co.
3.50% 4/1/28	325,000	294,308
4.55% 11/15/30	65,000	59,149
CMS Energy Corp. 2.95% 2/15/27	47,000	42,683
Comision Federal de Electricidad 3.88% 7/26/33	690,000	521,925
Commonwealth Edison Co. 3.65% 6/15/46	30,000	21,105
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	250,000	219,473
3.95% 4/1/50	200,000	147,734
4.50% 5/15/58	54,000	40,986
5.70% 6/15/40	38,000	35,936
Constellation Energy Generation LLC
3.25% 6/1/25	250,000	238,287
5.75% 10/1/41	144,000	129,923
5.80% 3/1/33	299,000	291,535
6.25% 10/1/39	100,000	96,864
6.50% 10/1/53	330,000	330,771
Consumers Energy Co. 3.25% 8/15/46	19,000	12,735
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	37,663
DTE Electric Co. 5.40% 4/1/53	370,000	345,836
DTE Energy Co. 4.88% 6/1/28	350,000	338,254
Duke Energy Corp.
2.65% 9/1/26	100,000	91,982
3.15% 8/15/27	240,000	218,681
6.10% 9/15/53	880,000	853,438
Duke Energy Indiana LLC 3.75% 5/15/46	60,000	42,347
LVIP JPMorgan Core Bond Fund–22

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Ohio, Inc. 3.70% 6/15/46	46,000	$31,889
Duke Energy Progress LLC 3.70% 10/15/46	54,000	37,467
Duquesne Light Holdings, Inc.
2.53% 10/1/30	210,000	163,309
3.62% 8/1/27	160,000	143,266
Edison International 3.55% 11/15/24	284,000	275,973
Emera U.S. Finance LP 4.75% 6/15/46	130,000	95,905
Entergy Corp. 2.95% 9/1/26	21,000	19,411
Entergy Louisiana LLC
2.40% 10/1/26	59,000	53,772
2.90% 3/15/51	130,000	76,464
3.05% 6/1/31	38,000	31,573
4.00% 3/15/33	40,000	34,722
Entergy Mississippi LLC 3.85% 6/1/49	135,000	96,893
Entergy Texas, Inc. 5.80% 9/1/53	100,000	95,638
Evergy Metro, Inc.
4.20% 3/15/48	50,000	37,912
5.30% 10/1/41	50,000	45,222
Evergy, Inc. 2.90% 9/15/29	170,000	145,197
Eversource Energy 5.13% 5/15/33	310,000	288,337
Exelon Corp. 5.30% 3/15/33	300,000	286,071
Fells Point Funding Trust 3.05% 1/31/27	1,585,000	1,437,250
FirstEnergy Corp.
1.60% 1/15/26	250,000	224,815
4.15% 7/15/27	1,610,000	1,496,448
Florida Power & Light Co.
5.30% 4/1/53	210,000	194,866
5.40% 9/1/35	50,000	47,348
Fortis, Inc. 3.06% 10/4/26	124,000	113,646
ITC Holdings Corp. 2.95% 5/14/30	100,000	82,940
Jersey Central Power & Light Co.
4.30% 1/15/26	40,000	38,543
6.15% 6/1/37	30,000	29,436
Massachusetts Electric Co. 4.00% 8/15/46	56,000	38,246
MidAmerican Energy Co.
3.65% 4/15/29	820,000	749,191
5.85% 9/15/54	220,000	216,892
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	660,000	614,186
Monongahela Power Co. 5.85% 2/15/34	140,000	137,415
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Nevada Power Co.
3.70% 5/1/29	100,000	$90,826
6.00% 3/15/54	160,000	156,241
New England Power Co. 3.80% 12/5/47	45,000	32,004
New York State Electric & Gas Corp. 3.25% 12/1/26	50,000	45,963
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	27,000	25,142
5.25% 2/28/53	170,000	147,201
5.75% 9/1/25	610,000	608,287
Niagara Mohawk Power Corp. 1.96% 6/27/30	250,000	194,677
NRG Energy, Inc.
2.00% 12/2/25	185,000	167,413
2.45% 12/2/27	210,000	178,010
4.45% 6/15/29	110,000	95,397
Ohio Power Co. 5.00% 6/1/33	345,000	323,705
Oncor Electric Delivery Co. LLC
3.10% 9/15/49	215,000	136,475
5.75% 3/15/29	25,000	25,374
Pacific Gas & Electric Co.
1.70% 11/15/23	175,000	174,023
2.10% 8/1/27	140,000	119,710
2.50% 2/1/31	360,000	273,881
2.95% 3/1/26	595,000	546,553
3.30% 8/1/40	720,000	460,997
3.45% 7/1/25	145,000	137,551
3.50% 8/1/50	180,000	107,155
3.75% 8/15/42	33,000	21,011
4.00% 12/1/46	230,000	142,703
4.30% 3/15/45	55,000	37,113
6.40% 6/15/33	260,000	250,597
PacifiCorp 5.50% 5/15/54	18,000	15,266
PECO Energy Co. 2.80% 6/15/50	100,000	59,065
Pennsylvania Electric Co. 3.25% 3/15/28	19,000	17,048
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	990,000	930,798
5.45% 5/21/28	490,000	477,208
6.15% 5/21/48	2,820,000	2,496,737
PG&E Recovery Funding LLC 5.54% 7/15/49	245,000	230,704
PG&E Wildfire Recovery Funding LLC
4.26% 6/1/38	160,000	144,520
5.10% 6/1/54	205,000	183,654
5.21% 12/1/49	110,000	100,202
Potomac Electric Power Co. 6.50% 11/15/37	75,000	78,375
LVIP JPMorgan Core Bond Fund–23

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
PPL Electric Utilities Corp. 5.25% 5/15/53	225,000	$205,472
Public Service Co. of Oklahoma
5.25% 1/15/33	280,000	266,087
6.63% 11/15/37	175,000	176,704
Public Service Electric & Gas Co. 5.38% 11/1/39	28,000	25,916
San Diego Gas & Electric Co. 5.35% 5/15/35	70,000	65,448
SCE Recovery Funding LLC
4.70% 6/15/42	265,000	246,676
5.11% 12/14/49	110,000	99,439
Sierra Pacific Power Co. 5.90% 3/15/54	290,000	278,068
Sigeco Securitization I LLC 5.03% 11/15/36	257,000	245,172
Southern California Edison Co.
3.50% 10/1/23	53,000	53,000
3.65% 3/1/28	80,000	73,752
4.05% 3/15/42	100,000	74,840
5.55% 1/15/36	80,000	74,193
5.70% 3/1/53	115,000	105,657
5.88% 12/1/53	290,000	272,537
Southern Co. 5.70% 3/15/34	200,000	195,869
Southern Power Co. 5.15% 9/15/41	50,000	42,870
Tampa Electric Co. 4.45% 6/15/49	100,000	77,843
Toledo Edison Co. 6.15% 5/15/37	50,000	50,085
Union Electric Co.
2.95% 6/15/27	36,000	33,001
5.45% 3/15/53	250,000	230,589
Virginia Electric & Power Co. 6.35% 11/30/37	70,000	70,494
WEC Energy Group, Inc.
3.55% 6/15/25	11,000	10,565
5.60% 9/12/26	370,000	369,939
		26,069,428
Electrical Components & Equipment–0.03%
Emerson Electric Co. 2.80% 12/21/51	1,120,000	679,045
		679,045
Electronics–0.03%
Arrow Electronics, Inc.
3.25% 9/8/24	44,000	42,808
3.88% 1/12/28	22,000	20,062
Honeywell International, Inc. 1.35% 6/1/25	490,000	458,602
		521,472
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction–0.02%
Sydney Airport Finance Co. Pty. Ltd. 3.38% 4/30/25	360,000	$345,522
		345,522
Entertainment–0.16%
Warnermedia Holdings, Inc.
3.76% 3/15/27	320,000	295,430
4.05% 3/15/29	410,000	365,294
4.28% 3/15/32	1,940,000	1,646,708
5.05% 3/15/42	150,000	116,008
5.14% 3/15/52	300,000	222,912
6.41% 3/15/26	650,000	649,891
		3,296,243
Environmental Control–0.03%
Republic Services, Inc.
2.50% 8/15/24	450,000	437,065
5.00% 4/1/34	120,000	113,594
		550,659
Food–0.35%
Bimbo Bakeries USA, Inc. 4.00% 5/17/51	290,000	205,250
Campbell Soup Co. 3.13% 4/24/50	47,000	28,590
Conagra Brands, Inc. 5.30% 11/1/38	35,000	30,780
Danone SA
2.59% 11/2/23	880,000	877,575
2.95% 11/2/26	360,000	334,343
General Mills, Inc.
3.00% 2/1/51	100,000	61,911
4.95% 3/29/33	220,000	206,134
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl 6.75% 3/15/34	410,000	398,926
Kellogg Co. 5.25% 3/1/33	283,000	270,415
Kraft Heinz Foods Co.
3.00% 6/1/26	820,000	768,686
4.38% 6/1/46	153,000	119,224
4.63% 10/1/39	200,000	168,931
Kroger Co.
2.20% 5/1/30	500,000	399,792
5.40% 7/15/40	18,000	15,999
Mars, Inc.
2.38% 7/16/40	950,000	600,852
2.70% 4/1/25	260,000	249,058
3.20% 4/1/30	790,000	693,025
McCormick & Co., Inc. 2.50% 4/15/30	342,000	279,192
Mondelez International, Inc. 1.50% 5/4/25	870,000	813,916
Smithfield Foods, Inc.
3.00% 10/15/30	380,000	290,475
LVIP JPMorgan Core Bond Fund–24

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Smithfield Foods, Inc. (continued)
5.20% 4/1/29	160,000	$146,139
		6,959,213
Forest Products & Paper–0.24%
Suzano Austria GmbH 6.00% 1/15/29	5,020,000	4,885,304
		4,885,304
Gas–0.09%
APA Infrastructure Ltd.
4.20% 3/23/25	120,000	116,706
4.25% 7/15/27	73,000	68,850
Atmos Energy Corp.
4.13% 10/15/44	50,000	39,144
4.13% 3/15/49	155,000	119,331
Boston Gas Co. 4.49% 2/15/42	22,000	16,810
Brooklyn Union Gas Co. 4.27% 3/15/48	80,000	55,558
NiSource, Inc.
1.70% 2/15/31	190,000	142,091
2.95% 9/1/29	85,000	73,260
ONE Gas, Inc. 2.00% 5/15/30	200,000	158,981
Piedmont Natural Gas Co., Inc. 3.50% 6/1/29	200,000	177,220
Southern California Gas Co.
2.55% 2/1/30	195,000	161,337
6.35% 11/15/52	200,000	204,435
Southern Co. Gas Capital Corp.
3.25% 6/15/26	17,000	15,984
3.95% 10/1/46	21,000	14,656
4.40% 6/1/43	42,000	31,842
5.75% 9/15/33	220,000	215,672
5.88% 3/15/41	96,000	89,950
Southwest Gas Corp. 3.80% 9/29/46	44,000	29,445
		1,731,272
Health Care Products–0.13%
Abbott Laboratories
3.75% 11/30/26	370,000	355,085
4.75% 11/30/36	620,000	589,028
4.90% 11/30/46	700,000	637,274
Boston Scientific Corp. 4.55% 3/1/39	49,000	42,154
DH Europe Finance II Sarl 3.25% 11/15/39	184,000	138,117
Medtronic, Inc. 4.63% 3/15/45	100,000	87,707
Thermo Fisher Scientific, Inc.
2.00% 10/15/31	330,000	255,946
4.98% 8/10/30	420,000	408,806
		2,514,117
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–0.67%
Advocate Health & Hospitals Corp. 2.21% 6/15/30	130,000	$104,864
Aetna, Inc. 3.88% 8/15/47	360,000	252,272
Ascension Health 2.53% 11/15/29	190,000	161,870
Children's Hospital 2.93% 7/15/50	180,000	105,796
CommonSpirit Health
1.55% 10/1/25	145,000	133,004
2.78% 10/1/30	145,000	119,351
3.91% 10/1/50	140,000	99,290
Elevance Health, Inc.
3.35% 12/1/24	330,000	320,259
3.65% 12/1/27	330,000	305,878
4.10% 3/1/28	55,000	51,816
4.10% 5/15/32	600,000	534,426
4.55% 5/15/52	490,000	396,442
4.65% 1/15/43	18,000	15,108
4.65% 8/15/44	65,000	53,779
Hackensack Meridian Health, Inc.
2.68% 9/1/41	390,000	255,941
2.88% 9/1/50	230,000	137,858
HCA, Inc.
5.13% 6/15/39	125,000	108,281
5.25% 6/15/26	340,000	332,856
5.50% 6/15/47	245,000	209,122
Humana, Inc.
3.13% 8/15/29	840,000	734,726
3.70% 3/23/29	1,320,000	1,204,134
3.95% 3/15/27	930,000	882,182
4.50% 4/1/25	110,000	108,007
4.80% 3/15/47	40,000	33,223
Memorial Health Services 3.45% 11/1/49	245,000	167,999
Mount Sinai Hospital 3.98% 7/1/48	83,000	62,308
MultiCare Health System 2.80% 8/15/50	120,000	67,144
MyMichigan Health 3.41% 6/1/50	80,000	51,309
Providence St Joseph Health Obligated Group 2.75% 10/1/26	36,000	32,902
Quest Diagnostics, Inc. 3.45% 6/1/26	17,000	16,096
Roche Holdings, Inc. 2.61% 12/13/51	970,000	580,200
Texas Health Resources 2.33% 11/15/50	140,000	74,569
UnitedHealth Group, Inc.
1.25% 1/15/26	230,000	209,561
2.00% 5/15/30	750,000	607,307
2.30% 5/15/31	120,000	96,953
2.90% 5/15/50	380,000	233,321
LVIP JPMorgan Core Bond Fund–25

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
3.13% 5/15/60	80,000	$48,458
3.25% 5/15/51	140,000	92,002
3.50% 8/15/39	160,000	123,199
3.70% 8/15/49	1,770,000	1,274,055
3.75% 7/15/25	420,000	408,575
3.88% 12/15/28	230,000	215,996
3.88% 8/15/59	490,000	348,576
4.00% 5/15/29	630,000	589,597
4.20% 5/15/32	770,000	702,795
4.25% 6/15/48	160,000	127,740
4.45% 12/15/48	120,000	98,991
5.05% 4/15/53	320,000	286,292
5.88% 2/15/53	140,000	140,498
Yale-New Haven Health Services Corp. 2.50% 7/1/50	200,000	107,279
		13,424,207
Household Products Ware–0.01%
Kimberly-Clark Corp. 3.10% 3/26/30	190,000	166,983
		166,983
Housewares–0.02%
Newell Brands, Inc. 5.20% 4/1/26	350,000	329,837
		329,837
Insurance–0.42%
AIA Group Ltd.
3.60% 4/9/29	200,000	181,825
3.90% 4/6/28	210,000	197,159
American International Group, Inc. 2.50% 6/30/25	250,000	235,832
Athene Global Funding
1.45% 1/8/26	370,000	329,741
2.50% 1/14/25	103,000	97,344
2.75% 6/25/24	155,000	150,843
2.95% 11/12/26	515,000	462,190
Berkshire Hathaway Finance Corp.
3.85% 3/15/52	210,000	156,641
4.25% 1/15/49	910,000	745,603
4.30% 5/15/43	62,000	52,497
Brown & Brown, Inc. 2.38% 3/15/31	460,000	355,429
Chubb INA Holdings, Inc. 3.35% 5/3/26	450,000	426,828
Corebridge Financial, Inc.
3.65% 4/5/27	185,000	171,259
3.85% 4/5/29	130,000	116,777
Corebridge Global Funding 5.90% 9/19/28	270,000	269,069
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
F&G Global Funding 1.75% 6/30/26	185,000	$163,329
Fidelity & Guaranty Life Holdings, Inc. 5.50% 5/1/25	180,000	175,726
Guardian Life Global Funding 1.10% 6/23/25	240,000	220,384
Guardian Life Insurance Co. of America 4.85% 1/24/77	21,000	15,753
Hanover Insurance Group, Inc. 2.50% 9/1/30	120,000	91,977
Hartford Financial Services Group, Inc. 4.30% 4/15/43	70,000	54,053
Jackson National Life Global Funding 3.88% 6/11/25	87,000	82,836
Liberty Mutual Group, Inc.
3.95% 10/15/50	207,000	138,984
4.57% 2/1/29	27,000	25,469
MetLife, Inc.
4.13% 8/13/42	28,000	21,923
6.40% 12/15/66	1,220,000	1,192,086
Mutual of Omaha Cos Global Funding 5.80% 7/27/26	250,000	247,543
New York Life Global Funding
0.95% 6/24/25	460,000	423,340
2.35% 7/14/26	65,000	59,508
New York Life Insurance Co. 4.45% 5/15/69	105,000	77,103
Northwestern Mutual Global Funding 1.70% 6/1/28	195,000	164,747
Pacific Life Global Funding II 5.50% 8/28/26	275,000	273,547
μPacific Life Insurance Co. 4.30% 10/24/67	134,000	94,068
Principal Financial Group, Inc. 3.70% 5/15/29	30,000	27,006
Principal Life Global Funding II 1.25% 6/23/25	230,000	212,142
Prudential Financial, Inc. 3.91% 12/7/47	61,000	44,211
Prudential Insurance Co. of America 8.30% 7/1/25	710,000	727,161
Teachers Insurance & Annuity Association of America 4.27% 5/15/47	50,000	38,103
		8,520,036
Internet–0.68%
Alphabet, Inc.
1.10% 8/15/30	1,140,000	887,400
1.90% 8/15/40	470,000	293,920
2.05% 8/15/50	290,000	158,328
Amazon.com, Inc.
1.50% 6/3/30	1,100,000	870,841
2.10% 5/12/31	750,000	601,253
2.50% 6/3/50	5,570,000	3,263,227
LVIP JPMorgan Core Bond Fund–26

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
3.15% 8/22/27	1,030,000	$958,065
3.30% 4/13/27	210,000	197,589
3.45% 4/13/29	460,000	424,759
3.60% 4/13/32	1,870,000	1,658,216
3.88% 8/22/37	460,000	392,673
3.95% 4/13/52	390,000	301,449
4.05% 8/22/47	460,000	369,652
4.25% 8/22/57	150,000	120,078
4.95% 12/5/44	480,000	447,380
eBay, Inc. 2.60% 5/10/31	830,000	665,209
Prosus NV
3.68% 1/21/30	600,000	483,618
4.03% 8/3/50	2,720,000	1,557,370
		13,651,027
Iron & Steel–0.29%
Nucor Corp. 2.98% 12/15/55	30,000	17,062
Reliance Steel & Aluminum Co. 1.30% 8/15/25	600,000	549,929
Steel Dynamics, Inc. 1.65% 10/15/27	126,000	106,993
Vale Overseas Ltd.
6.25% 8/10/26	3,500,000	3,558,555
6.88% 11/21/36	1,520,000	1,529,387
		5,761,926
Lodging–0.10%
Las Vegas Sands Corp. 3.20% 8/8/24	1,290,000	1,248,024
Sands China Ltd. 5.38% 8/8/25	850,000	823,392
		2,071,416
Machinery Diversified–0.11%
Deere & Co.
3.10% 4/15/30	490,000	430,816
3.75% 4/15/50	920,000	726,700
nVent Finance Sarl 4.55% 4/15/28	75,000	70,241
Otis Worldwide Corp.
2.06% 4/5/25	300,000	283,228
2.57% 2/15/30	280,000	232,140
5.25% 8/16/28	320,000	314,550
Xylem, Inc. 2.25% 1/30/31	110,000	87,566
		2,145,241
Media–1.33%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	475,000	293,535
3.70% 4/1/51	445,000	258,942
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
4.20% 3/15/28	1,340,000	$1,229,903
4.40% 4/1/33	1,700,000	1,445,916
4.80% 3/1/50	980,000	685,281
4.91% 7/23/25	2,410,000	2,354,937
5.05% 3/30/29	1,290,000	1,205,831
5.13% 7/1/49	1,160,000	845,601
5.38% 4/1/38	1,308,000	1,069,793
5.38% 5/1/47	650,000	495,315
5.50% 4/1/63	480,000	355,079
6.48% 10/23/45	920,000	803,292
Comcast Corp.
2.80% 1/15/51	930,000	544,359
2.89% 11/1/51	1,196,000	704,851
2.94% 11/1/56	481,000	273,365
2.99% 11/1/63	76,000	42,031
3.15% 3/1/26	840,000	797,615
3.25% 11/1/39	210,000	153,411
3.40% 4/1/30	570,000	502,778
3.40% 7/15/46	70,000	47,683
3.45% 2/1/50	400,000	270,450
3.75% 4/1/40	490,000	379,576
3.90% 3/1/38	32,000	26,135
3.95% 10/15/25	1,690,000	1,639,716
3.97% 11/1/47	1,130,000	843,076
4.00% 8/15/47	140,000	104,558
4.00% 3/1/48	110,000	82,447
4.00% 11/1/49	152,000	112,791
4.05% 11/1/52	1,860,000	1,379,307
4.15% 10/15/28	2,320,000	2,197,633
4.20% 8/15/34	89,000	77,751
4.25% 10/15/30	1,800,000	1,658,106
4.25% 1/15/33	167,000	150,207
4.95% 10/15/58	100,000	85,795
Cox Communications, Inc.
2.95% 10/1/50	180,000	99,313
3.35% 9/15/26	67,000	62,347
Discovery Communications LLC
4.00% 9/15/55	124,000	74,397
5.20% 9/20/47	80,000	60,652
Fox Corp. 5.48% 1/25/39	2,260,000	1,953,159
Paramount Global 2.90% 1/15/27	42,000	37,231
Time Warner Cable Enterprises LLC 8.38% 7/15/33	90,000	96,755
Time Warner Cable LLC
5.50% 9/1/41	100,000	78,223
6.55% 5/1/37	250,000	226,752
7.30% 7/1/38	430,000	414,228
LVIP JPMorgan Core Bond Fund–27

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney Co. 6.65% 11/15/37	350,000	$375,674
		26,595,797
Mining–0.77%
Anglo American Capital PLC
3.63% 9/11/24	840,000	819,520
4.00% 9/11/27	710,000	662,902
4.75% 4/10/27	430,000	412,109
Barrick North America Finance LLC 5.70% 5/30/41	1,070,000	1,024,674
BHP Billiton Finance USA Ltd.
5.00% 9/30/43	700,000	631,265
5.25% 9/8/30	500,000	488,342
5.50% 9/8/53	400,000	382,653
Corp. Nacional del Cobre de Chile 3.63% 8/1/27	4,310,000	3,960,370
Freeport-McMoRan, Inc.
5.40% 11/14/34	270,000	247,115
5.45% 3/15/43	220,000	187,571
Glencore Funding LLC
2.50% 9/1/30	750,000	592,830
3.88% 10/27/27	90,000	83,277
4.00% 3/27/27	400,000	375,462
4.13% 3/12/24	810,000	803,022
4.63% 4/29/24	1,050,000	1,039,408
Southern Copper Corp. 5.25% 11/8/42	4,420,000	3,821,304
		15,531,824
Miscellaneous Manufacturing–0.12%
3M Co.
2.38% 8/26/29	1,910,000	1,596,834
3.70% 4/15/50	240,000	171,099
Eaton Corp. 4.15% 11/2/42	780,000	634,393
Parker-Hannifin Corp. 4.45% 11/21/44	30,000	24,296
		2,426,622
Oil & Gas–2.88%
Apache Corp.
4.75% 4/15/43	2,820,000	2,053,983
6.00% 1/15/37	1,690,000	1,521,656
BP Capital Markets America, Inc.
2.77% 11/10/50	370,000	217,834
2.94% 6/4/51	345,000	210,643
3.00% 2/24/50	1,390,000	866,693
3.00% 3/17/52	135,000	82,788
3.12% 5/4/26	1,390,000	1,313,552
3.41% 2/11/26	150,000	143,364
3.63% 4/6/30	450,000	405,190
4.81% 2/13/33	310,000	290,123
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chevron Corp.
1.55% 5/11/25	290,000	$272,851
2.00% 5/11/27	200,000	179,230
3.08% 5/11/50	460,000	308,594
Chevron USA, Inc.
3.25% 10/15/29	1,570,000	1,414,912
3.85% 1/15/28	500,000	475,195
Continental Resources, Inc.
3.80% 6/1/24	490,000	482,102
4.38% 1/15/28	1,520,000	1,409,798
4.90% 6/1/44	240,000	176,312
5.75% 1/15/31	20,000	18,789
Coterra Energy, Inc.
3.90% 5/15/27	1,195,000	1,122,197
4.38% 3/15/29	2,710,000	2,506,282
Devon Energy Corp.
4.50% 1/15/30	640,000	581,599
4.75% 5/15/42	150,000	119,171
5.00% 6/15/45	2,790,000	2,247,056
5.60% 7/15/41	940,000	831,586
5.85% 12/15/25	570,000	567,101
Diamondback Energy, Inc.
3.13% 3/24/31	1,150,000	957,929
3.25% 12/1/26	330,000	308,537
3.50% 12/1/29	1,400,000	1,242,305
Ecopetrol SA
4.13% 1/16/25	33,000	31,850
5.38% 6/26/26	39,000	37,443
5.88% 5/28/45	3,100,000	2,042,775
Eni USA, Inc. 7.30% 11/15/27	50,000	53,027
EOG Resources, Inc.
3.90% 4/1/35	1,630,000	1,382,101
4.38% 4/15/30	940,000	886,112
4.95% 4/15/50	1,350,000	1,194,428
EQT Corp.
3.90% 10/1/27	60,000	55,498
7.00% 2/1/30	680,000	699,544
Exxon Mobil Corp.
2.44% 8/16/29	940,000	813,025
2.99% 3/19/25	1,780,000	1,718,810
3.00% 8/16/39	405,000	295,389
3.04% 3/1/26	370,000	350,868
3.45% 4/15/51	570,000	398,813
3.48% 3/19/30	690,000	623,051
4.11% 3/1/46	580,000	465,591
4.33% 3/19/50	90,000	73,888
HF Sinclair Corp.
2.63% 10/1/23	255,000	255,000
5.88% 4/1/26	138,000	137,576
KazMunayGas National Co. JSC
5.38% 4/24/30	800,000	726,265
5.75% 4/19/47	2,050,000	1,592,891
Occidental Petroleum Corp.
3.00% 2/15/27	620,000	556,829
LVIP JPMorgan Core Bond Fund–28

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp. (continued)
3.50% 8/15/29	380,000	$322,894
4.10% 2/15/47	580,000	381,542
4.20% 3/15/48	160,000	110,555
4.40% 4/15/46	290,000	212,828
4.50% 7/15/44	2,170,000	1,528,396
4.63% 6/15/45	890,000	640,124
5.55% 3/15/26	170,000	167,759
6.60% 3/15/46	1,930,000	1,896,379
Pertamina Persero PT 6.00% 5/3/42	1,360,000	1,232,627
Petroleos del Peru SA
4.75% 6/19/32	2,120,000	1,492,610
5.63% 6/19/47	1,130,000	679,054
Petroleos Mexicanos
5.50% 6/27/44	600,000	331,540
5.63% 1/23/46	2,060,000	1,126,181
6.38% 1/23/45	680,000	396,984
6.63% 6/15/35	1,330,000	890,835
6.88% 8/4/26	280,000	258,132
Phillips 66 Co.
3.15% 12/15/29	95,000	82,175
4.90% 10/1/46	77,000	63,888
5.30% 6/30/33	270,000	258,372
Pioneer Natural Resources Co.
1.13% 1/15/26	160,000	144,598
1.90% 8/15/30	920,000	721,788
2.15% 1/15/31	1,390,000	1,096,847
Reliance Industries Ltd.
2.88% 1/12/32	1,160,000	925,594
3.63% 1/12/52	2,020,000	1,287,713
Shell International Finance BV
2.38% 11/7/29	150,000	127,693
2.75% 4/6/30	320,000	275,220
2.88% 5/10/26	610,000	575,425
3.25% 4/6/50	1,890,000	1,254,951
4.00% 5/10/46	2,100,000	1,625,664
Suncor Energy, Inc.
5.95% 12/1/34	60,000	57,750
6.80% 5/15/38	145,000	146,811
TotalEnergies Capital International SA
2.99% 6/29/41	350,000	243,926
3.13% 5/29/50	260,000	169,459
3.46% 7/12/49	145,000	100,775
Valero Energy Corp.
2.15% 9/15/27	128,000	112,842
7.50% 4/15/32	14,000	15,240
		57,673,317
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services–0.05%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 3.14% 11/7/29	180,000	$156,266
Halliburton Co.
3.80% 11/15/25	20,000	19,337
4.85% 11/15/35	30,000	26,979
5.00% 11/15/45	220,000	186,491
6.70% 9/15/38	60,000	63,069
NOV, Inc. 3.60% 12/1/29	200,000	175,195
Schlumberger Holdings Corp. 3.90% 5/17/28	301,000	279,590
		906,927
Packaging & Containers–0.02%
Graphic Packaging International LLC 1.51% 4/15/26	284,000	252,995
Packaging Corp. of America 4.05% 12/15/49	155,000	112,660
WRKCo, Inc. 3.90% 6/1/28	35,000	32,007
		397,662
Pharmaceuticals–1.64%
AbbVie, Inc.
2.60% 11/21/24	2,290,000	2,207,697
2.95% 11/21/26	530,000	491,846
3.20% 11/21/29	4,336,000	3,826,296
3.60% 5/14/25	460,000	444,568
3.75% 11/14/23	140,000	139,653
3.80% 3/15/25	600,000	583,230
4.05% 11/21/39	510,000	417,242
4.25% 11/21/49	1,190,000	942,078
4.40% 11/6/42	370,000	307,641
4.50% 5/14/35	100,000	90,354
4.55% 3/15/35	60,000	54,575
4.85% 6/15/44	200,000	173,545
4.88% 11/14/48	110,000	96,128
AstraZeneca PLC
4.00% 9/18/42	40,000	32,479
6.45% 9/15/37	50,000	54,016
Becton Dickinson & Co.
3.36% 6/6/24	160,000	157,175
3.73% 12/15/24	70,000	68,271
4.67% 6/6/47	75,000	62,417
4.69% 12/15/44	340,000	285,763
Bristol-Myers Squibb Co.
2.35% 11/13/40	175,000	110,724
3.20% 6/15/26	410,000	388,932
3.40% 7/26/29	240,000	217,423
4.13% 6/15/39	114,000	95,069
4.55% 2/20/48	707,000	590,013
Cigna Group
4.13% 11/15/25	420,000	406,643
4.38% 10/15/28	1,930,000	1,826,185
LVIP JPMorgan Core Bond Fund–29

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Cigna Group (continued)
4.50% 2/25/26	127,000	$123,479
4.80% 8/15/38	760,000	669,463
4.90% 12/15/48	700,000	589,906
CVS Health Corp.
1.88% 2/28/31	180,000	137,274
2.13% 9/15/31	590,000	451,204
3.63% 4/1/27	230,000	214,886
3.75% 4/1/30	740,000	654,115
3.88% 7/20/25	1,510,000	1,458,953
4.13% 4/1/40	230,000	178,757
4.25% 4/1/50	710,000	525,295
4.30% 3/25/28	1,271,000	1,202,888
5.05% 3/25/48	2,143,000	1,780,502
5.13% 7/20/45	840,000	706,864
5.25% 2/21/33	330,000	312,645
♦CVS Pass-Through Trust
4.70% 1/10/36	136,505	122,539
5.93% 1/10/34	62,790	59,954
7.51% 1/10/32	55,793	56,928
8.35% 7/10/31	56,151	59,409
Eli Lilly & Co. 4.95% 2/27/63	210,000	190,527
Johnson & Johnson
2.10% 9/1/40	1,390,000	889,808
3.70% 3/1/46	410,000	319,289
Merck & Co., Inc.
0.75% 2/24/26	130,000	117,107
1.45% 6/24/30	1,930,000	1,512,103
2.75% 12/10/51	170,000	102,672
5.00% 5/17/53	220,000	200,082
5.15% 5/17/63	170,000	155,035
Mylan, Inc. 5.40% 11/29/43	21,000	16,312
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	210,000	198,508
5.30% 5/19/53	515,000	478,514
Pfizer, Inc.
1.70% 5/28/30	3,300,000	2,645,621
2.63% 4/1/30	690,000	589,292
2.70% 5/28/50	760,000	475,861
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	234,000	218,514
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	545,000	378,404
3.18% 7/9/50	225,000	142,380
Utah Acquisition Sub, Inc. 3.95% 6/15/26	210,000	196,716
Viatris, Inc. 2.30% 6/22/27	589,000	506,799
Zoetis, Inc. 2.00% 5/15/30	170,000	136,081
		32,844,649
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–2.03%
Boardwalk Pipelines LP 3.40% 2/15/31	170,000	$141,170
Buckeye Partners LP 5.85% 11/15/43	100,000	73,000
Cameron LNG LLC 3.70% 1/15/39	188,000	144,552
Columbia Pipelines Holding Co. LLC 6.04% 8/15/28	2,300,000	2,288,342
Columbia Pipelines Operating Co. LLC
6.04% 11/15/33	810,000	790,645
6.54% 11/15/53	1,230,000	1,202,481
Eastern Gas Transmission & Storage, Inc. 3.90% 11/15/49	137,000	89,531
Enbridge, Inc. 5.70% 3/8/33	260,000	249,080
Energy Transfer LP
2.90% 5/15/25	430,000	408,511
3.75% 5/15/30	3,950,000	3,440,820
3.90% 7/15/26	24,000	22,714
4.15% 9/15/29	102,000	92,381
4.50% 4/15/24	10,000	9,914
4.75% 1/15/26	187,000	181,957
4.95% 5/15/28	40,000	38,268
4.95% 6/15/28	270,000	258,395
5.25% 4/15/29	790,000	757,479
5.30% 4/1/44	50,000	40,692
5.40% 10/1/47	670,000	552,582
5.50% 6/1/27	650,000	639,794
6.00% 6/15/48	335,000	297,324
6.10% 2/15/42	60,000	54,011
6.25% 4/15/49	340,000	311,957
Enterprise Products Operating LLC
2.80% 1/31/30	1,510,000	1,281,796
3.13% 7/31/29	150,000	131,781
3.20% 2/15/52	50,000	31,924
3.70% 1/31/51	1,000,000	707,267
3.95% 2/15/27	980,000	931,754
3.95% 1/31/60	290,000	203,638
4.15% 10/16/28	840,000	787,527
4.20% 1/31/50	410,000	316,276
4.45% 2/15/43	237,000	193,941
4.80% 2/1/49	190,000	160,941
4.85% 3/15/44	120,000	103,039
4.95% 10/15/54	6,000	5,069
5.10% 2/15/45	586,000	518,510
μ5.38% 2/15/78	240,000	199,554
6.65% 10/15/34	370,000	390,835
7.55% 4/15/38	206,000	228,836
EQM Midstream Partners LP 5.50% 7/15/28	130,000	122,001
Flex Intermediate Holdco LLC
3.36% 6/30/31	355,000	275,922
4.32% 12/30/39	130,000	89,297
LVIP JPMorgan Core Bond Fund–30

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	237,462	$182,766
Gray Oak Pipeline LLC
2.60% 10/15/25	165,000	152,069
3.45% 10/15/27	372,000	329,566
Kinder Morgan Energy Partners LP
4.25% 9/1/24	820,000	806,665
5.50% 3/1/44	440,000	374,344
Kinder Morgan, Inc.
4.30% 6/1/25	460,000	448,221
4.30% 3/1/28	710,000	668,217
5.20% 6/1/33	315,000	291,351
5.20% 3/1/48	70,000	57,267
5.55% 6/1/45	550,000	472,647
Magellan Midstream Partners LP 3.20% 3/15/25	14,000	13,394
MPLX LP
4.50% 4/15/38	750,000	607,786
4.70% 4/15/48	550,000	416,899
4.80% 2/15/29	1,241,000	1,177,415
5.20% 3/1/47	300,000	244,982
5.20% 12/1/47	420,000	338,662
5.50% 2/15/49	870,000	736,342
NGPL PipeCo LLC 3.25% 7/15/31	215,000	170,906
ONEOK Partners LP 6.65% 10/1/36	15,000	14,888
ONEOK, Inc.
2.20% 9/15/25	250,000	232,628
5.55% 11/1/26	320,000	317,914
5.80% 11/1/30	500,000	489,526
6.05% 9/1/33	1,030,000	1,011,904
6.63% 9/1/53	1,340,000	1,312,135
Plains All American Pipeline LP/PAA Finance Corp. 4.30% 1/31/43	30,000	21,316
Sabine Pass Liquefaction LLC
4.50% 5/15/30	200,000	183,412
5.00% 3/15/27	450,000	436,553
5.63% 3/1/25	235,000	233,519
Southern Natural Gas Co. LLC
4.80% 3/15/47	26,000	19,918
8.00% 3/1/32	53,000	58,216
Targa Resources Corp.
4.95% 4/15/52	230,000	176,899
5.20% 7/1/27	1,260,000	1,234,702
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	1,800,000	1,503,657
Texas Eastern Transmission LP 3.50% 1/15/28	15,000	13,690
TransCanada PipeLines Ltd.
4.75% 5/15/38	80,000	66,786
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
TransCanada PipeLines Ltd. (continued)
6.20% 10/15/37	70,000	$68,562
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	570,000	488,890
7.85% 2/1/26	3,260,000	3,389,373
Western Midstream Operating LP
3.10% 2/1/25	1,080,000	1,033,280
4.05% 2/1/30	110,000	96,150
Williams Cos., Inc.
4.85% 3/1/48	170,000	135,816
4.90% 1/15/45	860,000	691,812
5.10% 9/15/45	600,000	504,042
5.65% 3/15/33	200,000	193,258
8.75% 3/15/32	380,000	431,850
		40,615,703
Private Equity–0.01%
Brookfield Finance, Inc.
3.90% 1/25/28	55,000	50,658
4.70% 9/20/47	9,000	7,010
4.85% 3/29/29	54,000	51,111
		108,779
Real Estate–0.05%
GAIF Bond Issuer Pty. Ltd. 3.40% 9/30/26	79,000	72,928
=Opendoor Property trust I 2022 4.07% 2/15/26	1,000,000	938,900
		1,011,828
Real Estate Investment Trusts–0.40%
Alexandria Real Estate Equities, Inc.
1.88% 2/1/33	140,000	99,112
2.00% 5/18/32	240,000	174,484
3.80% 4/15/26	23,000	21,934
4.00% 2/1/50	125,000	87,190
American Tower Corp.
1.50% 1/31/28	325,000	269,354
1.88% 10/15/30	275,000	208,099
2.10% 6/15/30	150,000	116,741
2.95% 1/15/51	85,000	47,931
3.10% 6/15/50	130,000	75,800
3.38% 10/15/26	44,000	40,963
3.70% 10/15/49	230,000	150,310
American Tower Trust #1 3.65% 3/15/48	160,000	145,112
Brixmor Operating Partnership LP
2.25% 4/1/28	200,000	168,417
2.50% 8/16/31	105,000	79,390
3.85% 2/1/25	50,000	48,169
LVIP JPMorgan Core Bond Fund–31

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Corporate Office Properties LP
2.25% 3/15/26	470,000	$423,143
2.75% 4/15/31	326,000	244,681
Crown Castle, Inc. 4.00% 3/1/27	24,000	22,531
Equinix, Inc.
2.00% 5/15/28	463,000	390,467
2.90% 11/18/26	285,000	261,615
Essex Portfolio LP
1.65% 1/15/31	200,000	146,491
2.65% 3/15/32	145,000	111,595
Extra Space Storage LP
2.20% 10/15/30	300,000	232,625
2.40% 10/15/31	125,000	95,696
4.00% 6/15/29	150,000	134,530
Goodman U.S. Finance Three LLC 3.70% 3/15/28	43,000	38,549
Healthcare Realty Holdings LP
2.00% 3/15/31	160,000	119,914
3.10% 2/15/30	310,000	258,119
Healthpeak OP LLC
2.13% 12/1/28	330,000	277,179
3.00% 1/15/30	90,000	76,038
3.50% 7/15/29	132,000	116,435
Mid-America Apartments LP
1.70% 2/15/31	150,000	114,665
3.95% 3/15/29	230,000	212,274
NNN REIT, Inc.
3.60% 12/15/26	58,000	53,900
4.30% 10/15/28	150,000	138,707
5.60% 10/15/33	150,000	141,335
Physicians Realty LP 2.63% 11/1/31	130,000	97,911
Prologis LP
2.13% 10/15/50	150,000	75,144
2.25% 4/15/30	20,000	16,322
2.88% 11/15/29	95,000	81,480
Public Storage Operating Co.
1.95% 11/9/28	156,000	132,116
2.25% 11/9/31	131,000	102,453
Realty Income Corp. 4.85% 3/15/30	280,000	263,886
Regency Centers LP 2.95% 9/15/29	215,000	182,986
Sabra Health Care LP 3.20% 12/1/31	210,000	157,135
Safehold GL Holdings LLC 2.85% 1/15/32	400,000	293,825
Scentre Group Trust 1/Scentre Group Trust 2 3.50% 2/12/25	170,000	163,928
SITE Centers Corp. 3.63% 2/1/25	61,000	58,069
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
UDR, Inc.
1.90% 3/15/33	240,000	$168,447
2.10% 8/1/32	160,000	115,384
2.95% 9/1/26	28,000	25,898
3.00% 8/15/31	25,000	20,303
3.20% 1/15/30	150,000	128,491
Ventas Realty LP
3.25% 10/15/26	25,000	22,960
3.85% 4/1/27	49,000	45,446
4.13% 1/15/26	9,000	8,614
Welltower OP LLC
3.10% 1/15/30	85,000	71,958
6.50% 3/15/41	125,000	122,735
WP Carey, Inc.
2.25% 4/1/33	180,000	128,410
4.25% 10/1/26	245,000	233,826
		8,061,222
Retail–0.61%
7-Eleven, Inc.
0.95% 2/10/26	170,000	152,098
1.80% 2/10/31	140,000	106,148
2.50% 2/10/41	139,000	85,029
Alimentation Couche-Tard, Inc.
3.44% 5/13/41	250,000	166,290
3.63% 5/13/51	280,000	173,218
3.80% 1/25/50	230,000	149,346
AutoZone, Inc. 1.65% 1/15/31	180,000	135,337
Costco Wholesale Corp.
1.38% 6/20/27	930,000	812,951
1.60% 4/20/30	100,000	80,297
1.75% 4/20/32	380,000	290,888
Home Depot, Inc.
2.50% 4/15/27	320,000	291,927
2.70% 4/15/30	460,000	392,828
3.25% 4/15/32	1,690,000	1,449,943
3.30% 4/15/40	530,000	394,962
3.35% 4/15/50	680,000	463,466
3.90% 6/15/47	90,000	68,712
4.95% 9/15/52	198,000	177,089
Lowe's Cos., Inc.
1.70% 9/15/28	800,000	667,930
1.70% 10/15/30	430,000	329,729
2.63% 4/1/31	105,000	84,934
4.50% 4/15/30	760,000	709,162
McDonald's Corp.
1.45% 9/1/25	800,000	740,475
2.13% 3/1/30	700,000	573,729
3.30% 7/1/25	440,000	423,727
3.50% 3/1/27	150,000	141,175
3.50% 7/1/27	130,000	121,753
3.60% 7/1/30	450,000	401,739
3.63% 9/1/49	80,000	56,332
3.70% 1/30/26	300,000	288,505
LVIP JPMorgan Core Bond Fund–32

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
McDonald's Corp. (continued)
4.20% 4/1/50	500,000	$388,142
4.70% 12/9/35	60,000	54,740
4.88% 12/9/45	1,060,000	917,678
O'Reilly Automotive, Inc.
3.55% 3/15/26	80,000	76,177
3.60% 9/1/27	49,000	45,759
Starbucks Corp. 4.80% 2/15/33	440,000	414,019
Walmart, Inc.
1.50% 9/22/28	250,000	212,019
1.80% 9/22/31	180,000	141,663
2.38% 9/24/29	90,000	78,353
		12,258,269
Semiconductors–0.84%
Analog Devices, Inc. 2.80% 10/1/41	227,000	151,529
Applied Materials, Inc. 1.75% 6/1/30	300,000	239,952
Broadcom, Inc.
1.95% 2/15/28	592,000	504,680
3.14% 11/15/35	2,778,000	2,025,389
3.19% 11/15/36	400,000	287,195
4.15% 11/15/30	230,000	203,718
4.93% 5/15/37	650,000	560,252
Intel Corp.
1.60% 8/12/28	400,000	338,199
3.05% 8/12/51	200,000	121,577
3.10% 2/15/60	50,000	28,755
4.75% 3/25/50	640,000	529,138
5.13% 2/10/30	530,000	520,078
5.20% 2/10/33	390,000	377,613
5.63% 2/10/43	305,000	290,848
5.70% 2/10/53	175,000	164,107
KLA Corp.
3.30% 3/1/50	150,000	99,682
4.65% 7/15/32	520,000	492,705
Marvell Technology, Inc. 5.75% 2/15/29	380,000	376,516
Micron Technology, Inc.
5.88% 2/9/33	590,000	563,605
5.88% 9/15/33	60,000	57,147
NVIDIA Corp.
3.50% 4/1/40	940,000	740,083
3.50% 4/1/50	1,570,000	1,144,310
3.70% 4/1/60	660,000	482,723
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50% 5/11/31	360,000	281,091
2.70% 5/1/25	190,000	180,445
3.25% 5/11/41	370,000	248,933
5.00% 1/15/33	140,000	128,806
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Texas Instruments, Inc.
1.75% 5/4/30	420,000	$339,896
3.88% 3/15/39	230,000	190,000
4.15% 5/15/48	1,170,000	943,265
5.05% 5/18/63	276,000	244,626
TSMC Arizona Corp.
1.75% 10/25/26	680,000	610,016
2.50% 10/25/31	3,970,000	3,196,930
TSMC Global Ltd. 4.63% 7/22/32	200,000	188,870
		16,852,679
Software–0.51%
Adobe, Inc. 2.30% 2/1/30	830,000	698,407
Fiserv, Inc.
3.20% 7/1/26	70,000	65,451
4.40% 7/1/49	65,000	49,792
Intuit, Inc.
5.20% 9/15/33	350,000	340,815
5.50% 9/15/53	110,000	105,537
Microsoft Corp.
2.53% 6/1/50	2,220,000	1,351,745
2.92% 3/17/52	820,000	537,845
3.04% 3/17/62	40,000	25,325
3.45% 8/8/36	20,000	16,865
Oracle Corp.
1.65% 3/25/26	2,010,000	1,820,633
2.88% 3/25/31	2,310,000	1,886,877
2.95% 4/1/30	120,000	100,978
3.60% 4/1/40	450,000	325,144
4.00% 7/15/46	110,000	77,621
4.65% 5/6/30	540,000	504,999
4.90% 2/6/33	310,000	285,736
5.55% 2/6/53	220,000	192,756
Roper Technologies, Inc.
1.40% 9/15/27	350,000	299,455
2.00% 6/30/30	160,000	126,522
Salesforce, Inc. 3.70% 4/11/28	600,000	566,030
VMware, Inc.
1.40% 8/15/26	404,000	356,371
4.65% 5/15/27	135,000	130,190
Workday, Inc. 3.50% 4/1/27	285,000	265,915
		10,131,009
Telecommunications–1.37%
America Movil SAB de CV 4.38% 4/22/49	200,000	158,338
AT&T, Inc.
1.65% 2/1/28	55,000	46,420
2.25% 2/1/32	1,460,000	1,098,838
2.30% 6/1/27	520,000	460,432
2.55% 12/1/33	1,090,000	800,592
2.75% 6/1/31	265,000	212,001
3.50% 6/1/41	154,000	106,988
3.55% 9/15/55	226,000	138,348
LVIP JPMorgan Core Bond Fund–33

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T, Inc. (continued)
3.65% 6/1/51	381,000	$245,666
3.65% 9/15/59	160,000	97,352
3.80% 2/15/27	1,020,000	958,482
3.80% 12/1/57	200,000	126,705
4.35% 3/1/29	4,140,000	3,852,778
4.35% 6/15/45	170,000	127,209
Corning, Inc. 3.90% 11/15/49	284,000	202,656
Crown Castle Towers LLC 3.66% 5/15/45	60,000	57,203
Deutsche Telekom International Finance BV 4.88% 3/6/42	150,000	129,232
Rogers Communications, Inc. 4.55% 3/15/52	180,000	131,296
Telefonica Emisiones SA 5.21% 3/8/47	340,000	270,798
T-Mobile USA, Inc.
2.25% 11/15/31	680,000	518,182
2.55% 2/15/31	420,000	334,198
3.00% 2/15/41	800,000	530,117
3.30% 2/15/51	190,000	118,883
3.50% 4/15/25	680,000	656,138
3.75% 4/15/27	130,000	121,475
3.88% 4/15/30	5,690,000	5,041,175
5.05% 7/15/33	700,000	649,468
Verizon Communications, Inc.
1.68% 10/30/30	75,000	57,023
1.75% 1/20/31	2,660,000	2,004,464
2.10% 3/22/28	738,000	633,898
2.36% 3/15/32	10,000	7,630
2.55% 3/21/31	1,280,000	1,019,181
2.65% 11/20/40	590,000	373,481
2.88% 11/20/50	180,000	104,057
3.15% 3/22/30	590,000	503,588
3.40% 3/22/41	200,000	141,788
3.85% 11/1/42	680,000	502,543
4.00% 3/22/50	680,000	487,183
4.13% 3/16/27	330,000	313,848
4.13% 8/15/46	480,000	358,565
4.40% 11/1/34	690,000	598,311
4.50% 8/10/33	2,680,000	2,386,123
4.86% 8/21/46	70,000	57,850
5.25% 3/16/37	430,000	401,169
5.50% 3/16/47	90,000	83,209
Vodafone Group PLC
4.88% 6/19/49	255,000	203,575
5.63% 2/10/53	35,000	31,016
		27,459,472
Toys Games Hobby–0.01%
Hasbro, Inc. 3.90% 11/19/29	332,000	293,693
		293,693
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.13%
Burlington Northern Santa Fe LLC
4.38% 9/1/42	25,000	$20,703
4.70% 9/1/45	35,000	29,839
5.15% 9/1/43	77,000	70,540
5.40% 6/1/41	126,000	119,483
5.75% 5/1/40	85,000	84,382
Canadian Pacific Railway Co. 4.70% 5/1/48	197,000	163,063
CSX Corp.
3.35% 9/15/49	10,000	6,669
4.75% 11/15/48	108,000	91,321
5.50% 4/15/41	50,000	47,116
Norfolk Southern Corp.
3.95% 10/1/42	70,000	53,667
4.05% 8/15/52	40,000	29,672
Union Pacific Corp.
2.15% 2/5/27	560,000	505,500
2.40% 2/5/30	530,000	443,359
3.75% 7/15/25	290,000	280,870
3.75% 2/5/70	680,000	454,460
3.84% 3/20/60	270,000	189,228
4.10% 9/15/67	150,000	108,712
		2,698,584
Trucking & Leasing–0.02%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40% 11/15/26	25,000	23,043
3.95% 3/10/25	25,000	24,130
5.55% 5/1/28	75,000	72,649
6.05% 8/1/28	310,000	306,111
		425,933
Water–0.01%
American Water Capital Corp.
3.45% 6/1/29	35,000	31,584
3.45% 5/1/50	225,000	153,137
4.00% 12/1/46	52,000	38,851
		223,572
Total Corporate Bonds (Cost $667,654,770)		645,217,498
LOAN AGREEMENT–0.03%
=Onesky 3.88% 1/15/31	700,100	635,304
Total Loan Agreement (Cost $706,915)		635,304
MUNICIPAL BONDS–0.02%
New York State Dormitory Authority Series D 5.60% 3/15/40	30,000	29,306
Ohio State University Series B 4.80% 6/1/11	98,000	81,492
LVIP JPMorgan Core Bond Fund–34

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey 5.65% 11/1/40	130,000	$129,143
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	275,000	262,569
Total Municipal Bonds (Cost $531,192)		502,510
NON-AGENCY ASSET-BACKED SECURITIES–8.69%
•522 Funding CLO Ltd. Series 2020-6A A1R 6.76% (TSFR03M + 1.41%) 10/23/34	1,520,000	1,510,059
•AB BSL CLO Ltd. Series 2023-4A A 6.96% (TSFR03M + 2.00%) 4/20/36	780,000	781,406
ACC Trust Series 2022-1 B 2.55% 2/20/25	1,000,000	955,221
•AGL CLO 13 Ltd. Series 2021-13A A1 6.75% (TSFR03M + 1.42%) 10/20/34	840,000	831,669
American Homes 4 Rent Trust
Series 2014-SFR2 A 3.79% 10/17/36	378,170	370,675
Series 2014-SFR2 C 4.71% 10/17/36	200,000	196,886
Series 2014-SFR3 A 3.68% 12/17/36	208,888	203,832
Series 2014-SFR3 E 6.42% 12/17/36	200,000	198,722
Series 2015-SFR1 D 4.41% 4/17/52	380,000	368,359
Series 2015-SFR1 E 5.64% 4/17/52	100,000	97,974
Series 2015-SFR2 C 4.69% 10/17/52	200,000	193,945
AMSR Trust
Series 2020-SFR1 E 3.22% 4/17/37	850,000	796,104
Series 2020-SFR2 C 2.53% 7/17/37	1,000,000	930,879
Series 2020-SFR3 E2 2.76% 9/17/37	750,000	682,973
Series 2020-SFR4 C 1.86% 11/17/37	1,000,000	908,214
Series 2021-SFR1 D 2.60% 6/17/38	950,000	791,063
Series 2022-SFR3 E2 4.00% 10/17/39	1,000,000	864,356
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 6.76% (SOFR30A + 1.45%) 1/15/37	1,670,000	1,651,212
•ARES XLIV CLO Ltd. Series 2017-44A A1R 6.65% (TSFR03M + 1.34%) 4/15/34	2,170,000	2,144,691
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Avid Automobile Receivables Trust Series 2021-1 C 1.55% 5/15/26	1,035,117	$1,017,609
Avis Budget Rental Car Funding AESOP LLC Series 2022-3A A 4.62% 2/20/27	750,000	726,511
•Balboa Bay Loan Funding Ltd. Series 2021-2A A1 6.77% (TSFR03M + 1.43%) 1/20/35	1,210,000	1,195,325
•Basswood Park CLO Ltd. Series 2021-1A A 6.59% (TSFR03M + 1.26%) 4/20/34	1,520,000	1,506,700
•BCRED MML CLO LLC Series 2022-1A A1 6.98% (TSFR03M + 1.65%) 4/20/35	1,880,000	1,824,412
=Bedrock ABS I LLC 7.95% 12/27/37	928,644	931,801
Blackbird Capital Aircraft Series 2021-1A A 2.44% 7/15/46	727,745	621,289
Bridge Trust Series 2022-SFR1 C 4.45% 11/17/37	900,000	840,658
Business Jet Securities LLC
Series 2020-1A A 2.98% 11/15/35	264,600	248,070
Series 2021-1A A 2.16% 4/15/36	491,668	447,140
BXG Receivables Note Trust Series 2022-A C 5.35% 9/28/37	682,154	633,510
•Carlyle Global Market Strategies CLO Ltd. Series 2015-4A A1R 6.93% (TSFR03M + 1.60%) 7/20/32	1,330,000	1,328,464
Cars Net Lease Mortgage Notes Series 2020-1A A3 3.10% 12/15/50	157,800	128,271
Carvana Auto Receivables Trust
Series 2019-4A D 3.07% 7/15/25	283,812	282,495
Series 2020-N1A D 3.43% 1/15/26	428,308	425,294
Series 2023-P3 A3 5.82% 8/10/28	275,000	273,475
Series 2023-P4 A4 6.16% 9/10/29	631,000	630,058
Cascade MH Asset Trust Series 2021-MH1 A1 1.75% 2/25/46	789,373	663,866
•Catskill Park CLO Ltd. Series 2017-1A A2 7.29% (TSFR03M + 1.96%) 4/20/29	1,140,000	1,134,773
•Cayuga Park CLO Ltd. Series 2020-1A AR 6.69% (TSFR03M + 1.38%) 7/17/34	1,970,000	1,954,335
LVIP JPMorgan Core Bond Fund–35

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•CBAM Ltd. Series 2017-1A A1 6.84% (TSFR03M + 1.51%) 7/20/30	2,647,634	$2,647,605
=CFIN Issuer LLC Series 2022-RTL1 AA 3.25% 2/16/26	858,811	803,762
•Consumer Receivables Asset Investment Trust Series 2021-1 A1X 9.06% (TSFR03M + 3.75%) 12/15/24	372,874	373,603
Continental Finance Credit Card ABS Master Trust Series 2022-A A 6.19% 10/15/30	910,000	878,750
CoreVest American Finance Ltd.
Series 2019-2 D 4.22% 6/15/52	500,000	434,495
Series 2019-3 B 3.16% 10/15/52	700,000	590,737
Series 2020-3 B 2.20% 8/15/53	810,000	627,799
•Countrywide Asset-Backed Certificates Trust
Series 2004-1 3A 5.99% (TSFR01M + 0.67%) 4/25/34	1,056	960
Series 2004-1 M1 6.18% (TSFR01M + 0.86%) 3/25/34	4,917	4,809
Series 2004-1 M2 6.26% (TSFR01M + 0.94%) 3/25/34	3,543	3,530
CPS Auto Receivables Trust Series 2022-D C 7.69% 1/16/29	880,000	893,127
Credit Acceptance Auto Loan Trust
Series 2022-3A C 8.45% 2/15/33	900,000	917,133
Series 2023-2A A 5.92% 5/16/33	1,000,000	988,910
Series 2023-3A A 6.39% 8/15/33	700,000	698,097
Credit Suisse ABS Trust Series 2020-AT1 A 2.61% 10/15/26	133,890	132,178
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 5.59% (TSFR01M + 0.25%) 1/15/37	498,502	446,619
DataBank Issuer Series 2021-1A A2 2.06% 2/27/51	650,000	570,807
=Diversified Abs Phase III LLC Series 2022-1 A2 4.88% 4/28/39	1,096,599	967,090
Drive Auto Receivables Trust Series 2020-2 D 3.05% 5/15/28	977,395	962,746
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Dryden 75 CLO Ltd. Series 2019-75A AR2 6.61% (TSFR03M + 1.30%) 4/15/34	1,070,000	$1,061,119
•Dryden 87 CLO Ltd. Series 2021-87A A1 6.74% (TSFR03M + 1.36%) 5/20/34	2,750,000	2,728,435
DT Auto Owner Trust
Series 2022-3A C 7.69% 7/17/28	900,000	914,583
Series 2022-3A D 8.14% 7/17/28	750,000	767,565
Series 2023-2A C 5.79% 2/15/29	956,000	940,953
•EFS Volunteer No. 2 LLC Series 2012-1 A2 6.78% (SOFR30A + 1.46%) 3/25/36	1,150,279	1,149,770
Exeter Automobile Receivables Trust
Series 2019-3A D 3.11% 8/15/25	159,364	158,147
Series 2019-4A D 2.58% 9/15/25	500,991	493,329
Series 2022-6A D 8.03% 4/6/29	1,032,000	1,060,815
FirstKey Homes Trust
Series 2020-SFR1 D 2.24% 8/17/37	800,000	732,727
Series 2020-SFR1 E 2.79% 8/17/37	500,000	461,139
Series 2020-SFR2 E 2.67% 10/19/37	850,000	776,680
Series 2021-SFR1 E1 2.39% 8/17/38	1,200,000	1,042,378
Series 2022-SFR2 E1 4.50% 7/17/39	900,000	794,328
Series 2022-SFR3 C 4.50% 7/17/38	784,000	738,977
FMC GMSR Issuer Trust
•Series 2020-GT1 A 4.45% 1/25/26	1,500,000	1,298,814
=Series 2021-1 3.69% 2/25/24	1,765,000	1,678,515
•Series 2021-GT1 A 3.62% 7/25/26	1,000,000	820,005
•Series 2021-GT2 A 3.85% 10/25/26	1,350,000	1,107,831
Foundation Finance Trust
Series 2020-1A A 3.54% 7/16/40	204,847	197,991
=Series 2023-2A D 9.10% 6/15/49	900,000	899,809
FREED ABS Trust Series 2022-3FP B 5.79% 8/20/29	549,803	548,816
GLS Auto Receivables Issuer Trust Series 2023-3A C 6.01% 5/15/29	523,000	519,456
Gold Key Resorts LLC Series 2014-A A 3.22% 3/17/31	359	357
LVIP JPMorgan Core Bond Fund–36

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•GoldenTree Loan Management U.S. CLO 1 Ltd. Series 2021-11A A 6.72% (TSFR03M + 1.39%) 10/20/34	1,520,000	$1,512,990
•Golub Capital Partners CLO 25M Ltd. Series 2015-25A AR 7.01% (TSFR03M + 1.64%) 5/5/30	1,016,962	1,015,116
•Golub Capital Partners CLO 57M Ltd. Series 2021-57A A1 7.10% (TSFR03M + 1.75%) 10/25/34	3,010,000	2,956,690
•Golub Capital Partners CLO 66B Ltd. Series 2023-66A A 6.93% (TSFR03M + 1.95%) 4/25/36	780,000	781,133
Goodgreen Trust
=Series 2017 R1 5.00% 10/20/51	121,451	115,755
Series 2017-1A A 3.74% 10/15/52	31,623	28,306
Series 2017-2A A 3.26% 10/15/53	130,393	115,689
Series 2019-2A A 2.76% 4/15/55	233,205	196,545
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	1,324,544	1,031,730
•Grippen Park CLO Ltd. Series 2017-1A A 6.85% (TSFR03M + 1.52%) 1/20/30	923,018	922,969
•Halsey Point CLO I Ltd. Series 2019-1A A1A1 6.94% (TSFR03M + 1.61%) 1/20/33	320,000	319,345
•HalseyPoint CLO 3 Ltd. Series 2020-3A A1A 7.08% (TSFR03M + 1.71%) 11/30/32	550,000	548,556
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	2,258,025	1,774,331
Hero Funding Series 2017-3A A2 3.95% 9/20/48	82,374	70,993
HERO Funding Trust
Series 2016-3A A1 3.08% 9/20/42	19,251	16,566
Series 2017-1A A2 4.46% 9/20/47	61,921	54,548
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	1,840,000	1,600,893
•HGI CRE CLO Ltd. Series 2021-FL1 A 6.50% (TSFR01M + 1.16%) 6/16/36	1,700,300	1,679,521
Hildene Community Funding CDO Ltd. Series 2015-1A ARR 2.60% 11/1/35	1,836,683	1,491,864
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust Series 2017-AA A 2.66% 12/26/28	19,009	$18,936
•HPS Loan Management Ltd. Series 2021-16A A1 6.75% (TSFR03M + 1.40%) 1/23/35	1,140,000	1,126,176
John Deere Owner Trust Series 2023-B A4 5.11% 5/15/30	1,100,000	1,083,677
Jonah Energy Abs I LLC Series 2022-1 A1 7.20% 12/10/37	462,187	450,272
•KKR CLO 32 Ltd. Series 32A A1 6.89% (TSFR03M + 1.58%) 1/15/32	840,000	837,605
LAD Auto Receivables Trust Series 2023-2A A2 5.93% 6/15/27	4,815,155	4,802,464
Lending Funding Trust
Series 2020-2A A 2.32% 4/21/31	1,305,000	1,164,173
Series 2020-2A C 4.30% 4/21/31	1,000,000	881,658
Lendmark Funding Trust Series 2022-1A C 6.60% 7/20/32	1,200,000	1,184,043
•Long Beach Mortgage Loan Trust
Series 2003-4 M1 6.45% (TSFR01M + 1.13%) 8/25/33	2,750	2,729
Series 2004-1 M1 6.18% (TSFR01M + 0.86%) 2/25/34	20,947	20,158
•Magnetite XIV-R Ltd. Series 2015-14RA A2 6.69% (TSFR03M + 1.38%) 10/18/31	2,410,000	2,404,134
Mariner Finance Issuance Trust Series 2019-AA A 2.96% 7/20/32	31,157	31,086
Marlette Funding Trust Series 2021-3A C 1.81% 12/15/31	1,400,000	1,300,176
•MF1 Series 2022-FL10 A 7.96% (TSFR01M + 2.64%) 9/17/37	3,100,000	3,111,480
•Midocean Credit CLO VII Series 2017-7A BR 7.17% (TSFR03M + 1.86%) 7/15/29	1,330,000	1,310,962
MVW LLC Series 2019-2A B 2.44% 10/20/38	206,236	190,987
MVW Owner Trust
Series 2019-1A A 2.89% 11/20/36	49,195	47,106
Series 2023-1A C 6.54% 10/20/40	1,353,349	1,314,735
LVIP JPMorgan Core Bond Fund–37

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Myers Park CLO Ltd. Series 2018-1A B1 7.19% (TSFR03M + 1.86%) 10/20/30	770,000	$761,324
•Navient Student Loan Trust Series 2016-3A A3 6.78% (SOFR30A + 1.46%) 6/25/65	1,289,951	1,299,286
•New Century Home Equity Loan Trust Series 2005-1 M1 6.11% (TSFR01M + 0.79%) 3/25/35	16,640	16,588
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	1,691,025	1,477,952
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1 A 3.84% 12/25/25	436,877	407,521
Series 2021-FHT1 A 3.10% 7/25/26	972,614	868,869
Series 2021-GNT1 A 3.47% 11/25/26	1,329,012	1,196,963
•Ocean Trails CLO XIV Ltd. Series 2023-14A A1 7.33% (TSFR03M + 2.00%) 1/20/35	1,240,000	1,242,270
•Octagon Investment Partners 35 Ltd. Series 2018-1A A1A 6.65% (TSFR03M + 1.32%) 1/20/31	2,183,000	2,176,551
•Octagon Investment Partners XXI Ltd. Series 2014-1A AAR3 6.63% (TSFR03M + 1.26%) 2/14/31	1,200,000	1,193,971
Octane Receivables Trust Series 2022-2A D 7.70% 2/20/30	1,400,000	1,399,499
•OHA Credit Funding 7 Ltd. Series 2020-7A AR 6.62% (TSFR03M + 1.30%) 2/24/37	1,860,000	1,847,400
•OHA Loan Funding Ltd. Series 2013-2A AR 6.68% (TSFR03M + 1.30%) 5/23/31	1,538,731	1,533,618
OneMain Direct Auto Receivables Trust
Series 2019-1A B 3.95% 11/14/28	1,000,000	946,260
Series 2021-1A A 0.87% 7/14/28	1,100,000	1,047,661
Series 2023-1A D 7.07% 2/14/33	682,000	673,336
Oportun Funding XIII LLC Series 2019-A A 3.08% 8/8/25	164,513	163,164
•Owl Rock CLO III Ltd. Series 2020-3A A1L 7.39% (TSFR03M + 2.06%) 4/20/32	1,530,000	1,521,873
Pagaya AI Technology in Housing Trust Series 2022-1 A 4.25% 8/25/25	1,400,000	1,329,229
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Palmer Square CLO Ltd. Series 2019-1A A1R 6.78% (TSFR03M + 1.41%) 11/14/34	1,390,000	$1,385,674
•PNMAC GMSR Issuer Trust Series 2022-GT1 A 9.57% (SOFR30A + 4.25%) 5/25/27	850,000	850,544
•Point Au Roche Park CLO Ltd. Series 2021-1A A 6.67% (TSFR03M + 1.34%) 7/20/34	2,850,000	2,819,670
PRET LLC
φSeries 2021-NPL6 A1 2.49% 7/25/51	497,068	472,187
•Series 2021-RN4 A1 2.49% 10/25/51	1,278,308	1,159,024
φPretium Mortgage Credit Partners I LLC Series 2021-NPL1 A1 2.24% 9/27/60	625,995	592,436
Progress Residential Trust
Series 2019-SFR4 D 3.14% 10/17/36	800,000	772,768
Series 2020-SFR1 E 3.03% 4/17/37	900,000	848,624
Series 2022-SFR2 A 2.95% 4/17/27	546,879	493,619
Series 2022-SFR2 E1 4.55% 4/17/27	700,000	624,889
•Recette CLO Ltd. Series 2015-1A ARR 6.67% (TSFR03M + 1.34%) 4/20/34	710,000	702,252
•REESE PARK CLO Ltd. Series 2020-1A AR 6.70% (TSFR03M + 1.39%) 10/15/34	2,510,000	2,485,010
Renew Financial Series 2017-1A A 3.67% 9/20/52	30,932	27,371
Santander Drive Auto Receivables Trust Series 2022-4 A3 4.14% 2/16/27	1,121,461	1,111,308
SCF Equipment Leasing LLC Series 2022-2A C 6.50% 8/20/32	810,000	784,517
Sierra Timeshare Receivables Funding LLC
Series 2019-3A C 3.00% 8/20/36	132,820	124,275
Series 2020-2A A 1.33% 7/20/37	168,612	157,926
•Silver Rock CLO I Ltd. Series 2020-1A A 7.24% (TSFR03M + 1.91%) 10/20/31	2,040,000	2,037,744
•SLC Student Loan Trust Series 2008-1 A4A 7.08% (SOFR90A + 1.86%) 12/15/32	1,215,862	1,223,305
LVIP JPMorgan Core Bond Fund–38

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•SLM Private Credit Student Loan Trust
Series 2005-B A4 6.00% (TSFR03M + 0.59%) 6/15/39	657,427	$631,184
Series 2006-A A5 5.96% (TSFR03M + 0.55%) 6/15/39	589,496	568,222
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	577,959	531,076
Series 2021-C APT1 1.39% 1/15/53	1,903,377	1,642,404
Series 2021-C B 2.30% 1/15/53	920,000	827,888
Series 2022-C A1A 4.48% 5/16/50	3,566,551	3,395,186
=Sonoran Auto Receivables Trust
4.75% 7/15/24	31,890	31,332
4.76% 6/15/25	62,689	62,193
•Starwood Ltd. Series 2022-FL3 A 6.66% (SOFR30A + 1.35%) 11/15/38	2,180,000	2,132,477
Tricon Residential Trust Series 2022-SFR1 D 4.75% 4/17/39	459,000	423,705
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	1,483,971	1,289,797
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	205,065	181,412
Series 2019-25G 1 2.69% 7/1/44	345,386	290,122
=VM Debt Trust Series 2019-1 7.46% 7/18/27	1,000,000	912,500
φVOLT CI LLC Series 2021-NP10 A1 1.99% 5/25/51	464,422	424,135
φVOLT XCII LLC Series 2021-NPL1 A1 1.89% 2/27/51	260,125	244,508
φVOLT XCIII LLC Series 2021-NPL2 A1 1.89% 2/27/51	964,223	908,540
φVOLT XCIV LLC Series 2021-NPL3 A1 2.24% 2/27/51	654,591	616,787
φVOLT XCIX LLC Series 2021-NPL8 A1 2.12% 4/25/51	901,006	838,261
φVOLT XCV LLC Series 2021-NPL4 A1 2.24% 3/27/51	373,825	358,129
φVOLT XCVI LLC Series 2021-NPL5 A1 2.12% 3/27/51	494,053	467,520
φVOLT XCVII LLC Series 2021-NPL6 A1 2.24% 4/25/51	535,699	498,941
•Voya CLO Ltd.
Series 2017-3A A1R 6.63% (TSFR03M + 1.30%) 4/20/34	1,160,000	1,141,134
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Voya CLO Ltd. (continued)
Series 2018-3A A1A 6.72% (TSFR03M + 1.41%) 10/15/31	1,580,000	$1,573,699
Series 2018-4A A1AR 6.61% (TSFR03M + 1.30%) 1/15/32	2,370,000	2,350,196
Wendy's Funding LLC Series 2021-1A A2I 2.37% 6/15/51	1,769,275	1,452,676
Westgate Resorts LLC Series 2020-1A B 3.96% 3/20/34	1,323,265	1,299,541
Westlake Automobile Receivables Trust Series 2023-3A C 6.02% 9/15/28	1,000,000	993,326
•Whitebox CLO II Ltd. Series 2020-2A A1R 6.83% (TSFR03M + 1.48%) 10/24/34	1,600,000	1,589,717
•Whitebox CLO III Ltd. Series 2021-3A A1 6.79% (TSFR03M + 1.48%) 10/15/34	3,410,000	3,382,815
•Zais CLO 13 Ltd. Series 2019-13A A1A 7.06% (TSFR03M + 1.75%) 7/15/32	730,000	724,241
Total Non-Agency Asset-Backed Securities (Cost $177,205,964)		174,203,831
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.64%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 5.97% (TSFR01M + 0.65%) 11/25/35	386,197	375,317
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	656,768	536,386
Series 2022-3 A1 4.00% 1/25/67	1,408,191	1,268,349
~^Banc of America Alternative Loan Trust Series 2004-6 15 0.00% 7/25/34	1,444	768
Banc of America Funding Trust
~^Series 2004-1 0.00% 3/25/34	7,065	4,975
Series 2005-6 2A7 5.50% 10/25/35	54,467	44,499
~^Series 2005-7 30 0.00% 11/25/35	5,518	4,144
•Bear Stearns ARM Trust
Series 2003-7 3A 4.66% 10/25/33	4,500	4,204
Series 2006-1 A1 6.80% (H15T1Y + 2.25%) 2/25/36	23,722	22,069
•BRAVO Residential Funding Trust Series 2022-NQM3 A1 5.11% 7/25/62	2,649,093	2,577,804
LVIP JPMorgan Core Bond Fund–39

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•BX Commercial Mortgage Trust Series 2023-VLT2 A 7.61% (TSFR01M + 2.28%) 6/15/40	3,710,000	$3,705,364
•CENT Trust Series 2023-CITY A 7.95% (TSFR01M + 2.62%) 9/15/28	2,750,000	2,756,017
CHL Mortgage Pass-Through Trust
♦^Series 2004-7 2A1 0.00% 6/25/34	10,945	9,632
♦•Series 2004-HYB1 2A 4.70% 5/20/34	6,236	5,459
♦•Series 2004-HYB3 2A 3.90% 6/20/34	9,072	8,051
♦Series 2005-16 A23 5.50% 9/25/35	24,872	15,702
♦•Series 2005-22 2A1 3.73% 11/25/35	61,253	50,457
•CIM Trust Series 2021-R6 A1 1.43% 7/25/61	886,552	734,265
Citigroup Global Markets Mortgage Securities VII, Inc.
•Series 2003-HYB1 A 6.24% 9/25/33	2,545	2,415
~^Series 2003-UP2 0.00% 6/25/33	46	41
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3 A3 7.00% 9/25/33	769	727
•Series 2005-1 2A1A 3.21% 2/25/35	35,335	26,527
Countrywide Alternative Loan Trust
Series 2004-2CB 1A9 5.75% 3/25/34	379,152	366,088
*•Series 2005-20CB 3A8 0.00% (4.64% minus TSFR01M) 7/25/35	126,883	2,164
*•Series 2005-22T1 A2 0.00% (4.96% minus TSFR01M) 6/25/35	246,959	8,848
Series 2005-28CB 1A4 5.50% 8/25/35	163,019	135,682
Series 2005-54CB 1A11 5.50% 11/25/35	57,544	43,319
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	2,887,783	2,441,220
φSeries 2019-NQM1 A3 3.06% 10/25/59	1,135,942	1,069,575
•Series 2020-RPL4 A1 2.00% 1/25/60	901,117	761,941
•Series 2021-AFC1 A1 0.83% 3/25/56	780,043	568,357
•Series 2021-AFC1 A3 1.17% 3/25/56	1,060,634	776,383
•Series 2021-NQM3 A3 1.63% 4/25/66	1,861,691	1,500,964
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CSMC Trust (continued)
•Series 2021-NQM7 A1 1.76% 10/25/66	607,707	$486,992
•Series 2021-NQM8 A1 1.84% 10/25/66	2,944,912	2,419,993
•Series 2021-RPL1 A1 1.67% 9/27/60	1,210,811	1,113,818
Series 2021-RPL2 A1 2.00% 1/25/60	538,407	446,211
•Series 2021-RPL6 A1 2.00% 10/25/60	1,102,736	943,177
φSeries 2022-JR1 A1 4.27% 10/25/66	566,300	548,184
•Series 2022-NQM1 A1 2.27% 11/25/66	2,899,957	2,413,084
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	2,207,529	1,875,161
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	799,611	621,702
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8 1A19 5.50% 11/25/35	50,371	24,529
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	97,025	82,258
φGCAT Trust Series 2020-NQM1 A3 2.55% 1/25/60	2,419,054	2,230,671
•GMACM Mortgage Loan Trust Series 2005-AR3 3A4 3.87% 6/19/35	34,169	30,175
GSR Mortgage Loan Trust
Series 2004-13F 3A3 6.00% 11/25/34	7,250	6,535
Series 2004-6F 1A2 5.00% 5/25/34	16,252	14,673
Series 2004-6F 3A4 6.50% 5/25/34	47,555	45,250
•Home RE Ltd. Series 2022-1 M1A 8.17% (SOFR30A + 2.85%) 10/25/34	706,740	712,312
•Impac CMB Trust Series 2007-A A 5.93% (TSFR01M + 0.61%) 5/25/37	1,036,864	983,168
•Impac Secured Assets Trust Series 2006-1 2A1 6.13% (TSFR01M + 0.81%) 5/25/36	4,605	4,277
•JP Morgan Mortgage Trust
Series 2006-A2 5A3 5.10% 11/25/33	5,921	5,718
Series 2017-5 A2 3.54% 10/26/48	3,006,752	2,871,336
LVIP JPMorgan Core Bond Fund–40

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2018-4 A1 3.50% 10/25/48	344,411	$291,525
•LHOME Mortgage Trust Series 2021-RTL1 A1 2.09% 2/25/26	118,322	117,653
•MASTR Adjustable Rate Mortgages Trust Series 2004-13 2A1 5.13% 4/21/34	6,141	5,840
MASTR Alternative Loan Trust
Series 2003-9 8A1 6.00% 1/25/34	27,219	24,782
Series 2004-10 1A1 4.50% 9/25/19	570	538
Series 2004-4 10A1 5.00% 5/25/24	7,197	6,783
Series 2004-6 7A1 6.00% 7/25/34	48,947	44,301
~^Series 2004-7 30 0.00% 8/25/34	4,111	3,277
Series 2004-8 6A1 5.50% 9/25/19	115	115
MASTR Asset Securitization Trust
Series 2003-11 9A6 5.25% 12/25/33	40,763	37,805
~^Series 2003-12 15 0.00% 12/25/18	76	0
~^Series 2004-6 15 0.00% 7/25/19	82	81
~^MASTR Resecuritization Trust Series 2005-PO 3 0.00% 5/28/35	5,421	4,058
•MFA Trust Series 2020-NQM1 A3 2.30% 8/25/49	625,652	565,671
•NACC Reperforming Loan REMIC Trust Series 2004-R2 A1 6.50% 10/25/34	15,462	13,160
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	572,351	500,993
Series 2015-1A A3 3.75% 5/28/52	309,921	284,056
Series 2015-2A A1 3.75% 8/25/55	2,016,314	1,854,354
Series 2015-2A A2 3.75% 8/25/55	1,147,974	1,055,764
Series 2016-3A A1B 3.25% 9/25/56	626,072	560,258
Series 2016-3A B1 4.00% 9/25/56	2,531,687	2,337,967
Series 2016-4A B2 4.75% 11/25/56	1,355,381	1,255,413
Series 2017-1A A1 4.00% 2/25/57	1,618,119	1,503,056
Series 2017-2A B2 4.75% 3/25/57	1,380,437	1,294,397
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust (continued)
Series 2017-4A A1 4.00% 5/25/57	1,465,411	$1,347,675
Series 2017-6A A1 4.00% 8/27/57	3,232,516	2,981,339
Series 2022-NQM2 A1 3.08% 3/27/62	2,961,131	2,584,160
•OBX Trust
Series 2021-NQM2 A1 1.10% 5/25/61	538,478	399,947
Series 2021-NQM3 A1 1.05% 7/25/61	876,947	640,882
Series 2022-NQM1 A1 2.31% 11/25/61	2,891,700	2,394,439
•Onslow Bay Mortgage Loan Trust Series 2021-NQM4 A1 1.96% 10/25/61	1,831,184	1,431,350
*PHH Alternative Mortgage Trust Series 2007-2 2X 6.00% 5/25/37	68,951	13,006
•PRKCM Trust Series 2021-AFC2 A1 2.07% 11/25/56	786,757	635,523
SACO I, Inc. Series 1997-2 1A5 7.00% 8/25/36	907	902
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	2,811,592	2,438,125
Towd Point Mortgage Trust
•Series 2016-3 B1 4.12% 4/25/56	850,000	788,373
•Series 2017-6 M1 3.25% 10/25/57	1,610,000	1,395,287
•Series 2019-HY2 M2 7.33% (TSFR01M + 2.01%) 5/25/58	950,000	958,040
•Series 2021-R1 A1 2.92% 11/30/60	1,357,508	1,089,066
Series 2022-4 A1 3.75% 9/25/62	2,694,158	2,437,716
Vendee Mortgage Trust
•Series 1994-1 1 4.25% 2/15/24	540	534
Series 1994-1 2ZB 6.50% 2/15/24	15,885	15,837
Series 1996-1 1Z 6.75% 2/15/26	14,835	14,757
Series 1996-2 1Z 6.75% 6/15/26	7,421	7,476
Series 1997-1 2Z 7.50% 2/15/27	31,149	31,317
Series 1998-1 2E 7.00% 3/15/28	10,153	10,116
•VM Master Issuer LLC Series 2022-1 A1 5.16% 5/24/25	1,000,000	977,352
LVIP JPMorgan Core Bond Fund–41

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦•WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8 A 5.62% 8/25/33	2,441	$2,278
Series 2003-AR9 1A6 5.68% 9/25/33	12,703	11,753
Series 2004-AR3 A2 4.52% 6/25/34	3,987	3,585
Series 2005-AR13 A1A1 6.01% (TSFR01M + 0.69%) 10/25/45	757,483	690,686
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
*♦•Series 2005-2 1A4 0.00% (4.94% minus TSFR01M) 4/25/35	273,154	4,484
*♦•Series 2005-2 2A3 0.00% (4.89% minus TSFR01M) 4/25/35	73,290	1,118
*♦Series 2005-3 CX 5.50% 5/25/35	87,034	13,278
♦Series 2005-4 CB7 5.50% 6/25/35	69,373	58,711
♦Series 2005-6 2A4 5.50% 8/25/35	17,228	13,647
Total Non-Agency Collateralized Mortgage Obligations (Cost $73,283,475)		72,861,543
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.22%
•AREIT Trust Series 2022-CRE6 A 6.56% (SOFR30A + 1.25%) 1/20/37	1,662,979	1,640,338
•BANK Series 2018-BN14 C 4.76% 9/15/60	1,640,000	1,127,615
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36	300,000	275,560
•BX Commercial Mortgage Trust
Series 2021-SOAR A 6.12% (TSFR01M + 0.78%) 6/15/38	1,197,642	1,175,934
Series 2021-XL2 A 6.14% (TSFR01M + 0.80%) 10/15/38	3,596,879	3,513,026
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	870,000	731,974
•Series 2022-LBA6 A 6.33% (TSFR01M + 1.00%) 1/15/39	1,680,000	1,642,195
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	1,950,000	1,765,983
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	680,000	661,757
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2016-P3 A4 3.33% 4/15/49	580,000	$538,393
Series 2016-P6 A4 3.46% 12/10/49	266,043	248,375
Series 2020-GC46 A5 2.72% 2/15/53	1,100,000	906,071
COMM Mortgage Trust
Series 2014-CR16 A4 4.05% 4/10/47	590,000	581,928
Series 2014-CR19 A5 3.80% 8/10/47	200,000	196,696
Series 2014-CR20 A4 3.59% 11/10/47	310,000	301,689
Series 2014-CR20 AM 3.94% 11/10/47	1,200,000	1,145,794
Series 2015-CR23 A4 3.50% 5/10/48	320,000	306,782
Series 2015-CR25 A4 3.76% 8/10/48	156,000	149,088
Series 2020-CBM A2 2.90% 2/10/37	750,000	709,630
Series 2020-CBM C 3.40% 2/10/37	500,000	465,084
CSMC Trust
Series 2014-USA A2 3.95% 9/15/37	885,000	745,767
Series 2014-USA B 4.18% 9/15/37	5,620,000	4,396,958
Series 2014-USA D 4.37% 9/15/37	100,000	72,285
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	700,000	655,490
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB A 3.67% 3/5/33	3,810,000	3,409,951
Series 2021-ROSS A 6.60% (TSFR01M + 1.26%) 5/15/26	2,970,000	2,651,755
GS Mortgage Securities Trust Series 2015-GC32 A4 3.76% 7/10/48	390,000	373,029
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1 A5 3.91% 1/15/49	1,000,000	940,822
•Series 2020-MKST D 7.20% (TSFR01M + 1.86%) 12/15/36	5,130,000	2,075,783
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,370,000	1,295,182
LVIP JPMorgan Core Bond Fund–42

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,300,000	$1,181,583
•KNDL Mortgage Trust Series 2019-KNSQ A 6.33% (TSFR01M + 1.00%) 5/15/36	3,390,000	3,371,991
•MHC Trust Series 2021-MHC2 A 6.30% (TSFR01M + 0.96%) 5/15/38	561,234	552,112
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.19% 2/15/46	1,369,497	1,303,884
Series 2014-C17 A5 3.74% 8/15/47	550,000	539,157
Series 2015-C23 A4 3.72% 7/15/50	1,230,000	1,176,059
Series 2015-C26 A5 3.53% 10/15/48	970,000	920,159
Series 2016-C29 A4 3.33% 5/15/49	540,000	501,425
•Morgan Stanley Capital I Trust Series 2019-BPR A 7.32% (TSFR01M + 1.99%) 5/15/36	2,067,676	2,019,931
MRCD Mortgage Trust
Series 2019-PARK A 2.72% 12/15/36	740,000	693,249
Series 2019-PARK D 2.72% 12/15/36	987,000	841,169
•MTN Commercial Mortgage Trust Series 2022-LPFL A 6.74% (TSFR01M + 1.40%) 3/15/39	1,030,000	1,013,322
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME A 3.05% 8/15/36	5,440,000	4,739,239
*•Series 2019-FAME XA 1.50% 8/15/36	32,225,000	151,322
•OPG Trust Series 2021-PORT A 5.93% (TSFR01M + 0.60%) 10/15/36	2,450,301	2,387,501
SBALR Commercial Mortgage Trust Series 2020-RR1 A3 2.83% 2/13/53	931,192	748,042
SLG Office Trust Series 2021-OVA A 2.59% 7/15/41	2,020,000	1,569,923
•SMRT Series 2022-MINI A 6.33% (TSFR01M + 1.00%) 1/15/39	1,740,000	1,694,320
UBS-BAMLL Trust Series 2012-WRM A 3.66% 6/10/30	3,676	3,274
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	1,530,000	1,164,679
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*•Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 XA 1.85% 8/15/49	12,376,562	$445,053
Series 2016-C36 XA 1.30% 11/15/59	25,196,729	682,602
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	2,056,242
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $65,635,708)		64,457,172
ΔREGIONAL BOND–0.03%
Canada—0.03%
Province of Quebec Canada 2.50% 4/20/26	730,000	684,583
		684,583
Total Regional Bond (Cost $683,054)		684,583
ΔSOVEREIGN BONDS–0.45%
Canada—0.08%
Province of British Columbia Canada 2.25% 6/2/26	1,100,000	1,022,709
Province of Manitoba Canada 2.13% 6/22/26	660,000	610,234
		1,632,943
Chile—0.03%
Chile Government International Bonds 3.10% 1/22/61	930,000	531,399
		531,399
India—0.05%
Export-Import Bank of India 3.38% 8/5/26	990,000	929,182
		929,182
Mexico—0.24%
Mexico Government International Bonds
2.66% 5/24/31	283,000	223,297
3.50% 2/12/34	5,067,000	3,961,921
3.75% 1/11/28	280,000	259,064
4.40% 2/12/52	685,000	473,910
		4,918,192
Panama—0.04%
Panama Government International Bonds 4.30% 4/29/53	1,170,000	760,894
		760,894
LVIP JPMorgan Core Bond Fund–43

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Saudi Arabia—0.01%
Saudi Government International Bonds 2.25% 2/2/33	200,000	$153,135
		153,135
Total Sovereign Bonds (Cost $9,060,318)		8,925,745
U.S. TREASURY OBLIGATIONS–17.94%
U.S. Treasury Bonds
1.13% 5/15/40	1,220,000	700,261
1.63% 11/15/50	13,530,000	7,086,866
1.75% 8/15/41	515,000	320,708
1.88% 2/15/51	26,123,900	14,641,630
1.88% 11/15/51	8,000,000	4,459,062
2.00% 11/15/41	205,000	133,034
2.00% 2/15/50	5,100,000	2,976,328
2.00% 8/15/51	3,085,000	1,780,141
2.25% 5/15/41	4,785,000	3,282,959
2.25% 8/15/46	3,103,700	1,967,940
2.25% 8/15/49	1,095,000	681,637
2.38% 2/15/42	2,510,000	1,734,939
2.38% 11/15/49	1,365,000	873,653
2.38% 5/15/51	16,350,000	10,369,477
2.50% 2/15/45	2,000,000	1,358,125
2.75% 8/15/42	1,800,000	1,319,625
2.75% 11/15/42	8,450,000	6,168,830
2.88% 5/15/43	1,590,000	1,177,966
2.88% 8/15/45	570,000	412,827
2.88% 5/15/49	1,420,000	1,012,970
2.88% 5/15/52	5,320,000	3,772,005
3.00% 11/15/44	663,000	494,841
3.00% 11/15/45	1,000,000	739,648
3.00% 2/15/47	28,000	20,560
3.00% 2/15/48	90,000	65,848
3.00% 2/15/49	5,380,000	3,932,654
3.00% 8/15/52	1,400,000	1,020,141
3.13% 11/15/41	950,000	746,975
3.13% 2/15/43	500,000	387,070
3.13% 5/15/48	176,200	131,944
3.25% 5/15/42	110,000	87,656
3.38% 5/15/44	1,000,000	797,969
3.38% 11/15/48	2,980,000	2,337,321
3.50% 2/15/39	1,037,800	896,521
3.63% 8/15/43	350,000	292,059
3.63% 2/15/44	645,000	536,307
3.63% 2/15/53	8,120,000	6,715,494
3.63% 5/15/53	13,660,000	11,310,053
3.75% 8/15/41	2,150,000	1,860,842
3.75% 11/15/43	514,000	436,298
3.88% 8/15/40	1,975,000	1,753,584
3.88% 2/15/43	500,000	435,156
3.88% 5/15/43	35,110,000	30,523,756
4.00% 11/15/42	3,000,000	2,662,734
4.00% 11/15/52	1,860,000	1,648,570
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.25% 5/15/39	945,000	$890,736
4.38% 8/15/43	6,050,000	5,644,461
U.S. Treasury Inflation Indexed Bonds
2.50% 1/15/29	142,372	143,317
3.63% 4/15/28	566,967	595,670
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	15,926,158	14,381,445
U.S. Treasury Notes
0.38% 1/31/26	650,000	585,127
0.38% 9/30/27	1,160,000	979,158
0.63% 8/15/30	280,000	214,889
0.75% 4/30/26	100,000	90,082
0.88% 9/30/26	180,300	160,890
0.88% 11/15/30	63,570,000	49,455,473
1.25% 3/31/28	2,475,000	2,136,138
1.25% 6/30/28	3,937,500	3,371,792
1.25% 8/15/31	250,000	195,400
1.38% 11/15/31	840,400	658,729
1.50% 8/15/26	28,000	25,523
1.50% 1/31/27	74,000	66,629
1.63% 2/15/26	59,400	55,024
1.63% 5/15/31	310,000	251,681
1.75% 12/31/26	2,082,100	1,894,955
1.88% 2/15/32	2,950,000	2,396,299
2.00% 8/15/25	728,600	688,442
2.00% 11/15/26	84,000	77,264
2.13% 5/15/25	575,000	547,665
2.25% 11/15/25	610,000	576,355
2.25% 2/15/27	293,000	270,373
2.50% 2/28/26	160,000	151,287
2.63% 5/31/27	5,100,000	4,741,008
2.75% 7/31/27	2,230,000	2,077,297
2.88% 4/30/25	146,000	140,816
2.88% 5/31/25	318,000	306,286
2.88% 5/15/28	990,800	918,193
2.88% 8/15/28	48,850,000	45,108,014
2.88% 5/15/32	1,630,000	1,430,771
3.13% 8/31/27	2,935,000	2,770,021
3.13% 8/31/29	2,895,000	2,667,923
3.38% 5/15/33	61,940,000	56,171,837
3.63% 3/31/30	7,150,000	6,744,182
3.88% 11/30/27	3,000,000	2,908,125
3.88% 8/15/33	370,000	349,592
4.00% 2/29/28	50,000	48,707
4.38% 8/31/28	10,000	9,901
4.63% 3/15/26	310,000	307,845
^U.S. Treasury Strip Coupon
0.00% 2/15/25	50,000	46,566
0.00% 5/15/26	100,000	88,070
0.00% 8/15/26	23,000	20,065
0.00% 11/15/26	250,000	215,530
0.00% 2/15/27	300,000	255,897
0.00% 5/15/27	725,000	611,688
0.00% 8/15/27	250,000	208,716
LVIP JPMorgan Core Bond Fund–44

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
^U.S. Treasury Strip Coupon (continued)
0.00% 11/15/27	710,000	$586,068
0.00% 2/15/28	27,000	22,029
0.00% 5/15/28	140,000	112,990
0.00% 8/15/28	50,000	39,931
0.00% 2/15/29	658,000	513,704
0.00% 8/15/29	3,400,000	2,590,458
0.00% 11/15/29	200,000	150,701
0.00% 5/15/30	300,000	220,655
0.00% 8/15/30	300,000	217,814
0.00% 11/15/30	500,000	358,882
0.00% 2/15/31	350,000	248,572
0.00% 5/15/31	275,000	192,832
0.00% 11/15/31	760,000	520,655
0.00% 2/15/33	400,000	257,541
0.00% 5/15/33	1,175,000	746,580
0.00% 8/15/33	100,000	62,676
0.00% 11/15/33	1,025,000	635,322
0.00% 2/15/34	775,000	473,512
0.00% 11/15/34	50,000	29,428
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
^U.S. Treasury Strip Coupon (continued)
0.00% 2/15/35	65,000	$37,800
0.00% 5/15/35	250,000	143,505
0.00% 11/15/40	850,000	355,740
0.00% 2/15/41	545,134	225,061
0.00% 11/15/41	100,000	39,684
Total U.S. Treasury Obligations (Cost $385,320,040)		359,498,978

	Number of Shares
MONEY MARKET FUND–2.91%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	58,288,482	58,288,482
Total Money Market Fund (Cost $58,288,482)		58,288,482

TOTAL INVESTMENTS–102.05% (Cost $2,115,410,046)	2,044,766,873

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.05%)	(41,117,584)
NET ASSETS APPLICABLE TO 213,556,937 SHARES OUTSTANDING–100.00%	$2,003,649,289

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

~Principal Only - represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

^Zero coupon security. The rate shown is the yield at the time of purchase.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2023.
ΔSecurities have been classified by country of origin.
LVIP JPMorgan Core Bond Fund–45

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
93	U.S. Treasury 2 yr Notes	$18,852,117	$18,920,173	12/29/23	$—	$(68,056)
153	U.S. Treasury 5 yr Notes	16,119,984	16,274,899	12/29/23	—	(154,915)
5	U.S. Treasury Ultra Bonds	593,438	639,387	12/19/23	—	(45,949)
Total Futures Contracts					$—	$(268,920)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAMLL–Bank of America Merrill Lynch Large Loan
BB-UBS–Barclays Bank United Bank of Switzerland
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
ECOFC–Enterprise 11th District Federal Cost of Funds Index
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
H15T10Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LNG–Liquefied Natural Gas
PNMAC–PennyMac
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M–Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
S&P–Standard & Poor’s
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFR90A–Secured Overnight Financing Rate 90 Days Average
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
TSFR12M–12 Month Term Secured Overnight Financing Rate
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP JPMorgan Core Bond Fund–46

LVIP JPMorgan Core Bond Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Core Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan Core Bond Fund–47

LVIP JPMorgan Core Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$57,205,879	$—	$57,205,879
Agency Commercial Mortgage-Backed Securities	—	30,229,430	—	30,229,430
Agency Mortgage-Backed Securities	—	571,236,777	—	571,236,777
Agency Obligations	—	819,141	—	819,141
Corporate Bonds
Aerospace & Defense	—	24,627,584	—	24,627,584
Agriculture	—	9,443,865	—	9,443,865
Airlines	—	5,464,874	—	5,464,874
Apparel	—	1,602,294	—	1,602,294
Auto Manufacturers	—	4,007,377	—	4,007,377
Auto Parts & Equipment	—	83,052	—	83,052
Banks	—	187,108,250	—	187,108,250
Beverages	—	10,542,247	—	10,542,247
Biotechnology	—	1,949,965	—	1,949,965
Building Materials	—	979,480	—	979,480
Chemicals	—	9,039,556	—	9,039,556
Commercial Services	—	7,947,609	—	7,947,609
Computers	—	6,056,966	—	6,056,966
Cosmetics & Personal Care	—	3,623,875	—	3,623,875
Distribution/Wholesale	—	65,873	—	65,873
Diversified Financial Services	—	22,534,142	—	22,534,142
Electric	—	26,069,428	—	26,069,428
Electrical Components & Equipment	—	679,045	—	679,045
Electronics	—	521,472	—	521,472
Engineering & Construction	—	345,522	—	345,522
Entertainment	—	3,296,243	—	3,296,243
Environmental Control	—	550,659	—	550,659
Food	—	6,959,213	—	6,959,213
Forest Products & Paper	—	4,885,304	—	4,885,304
Gas	—	1,731,272	—	1,731,272
Health Care Products	—	2,514,117	—	2,514,117
Health Care Services	—	13,424,207	—	13,424,207
Household Products Ware	—	166,983	—	166,983
Housewares	—	329,837	—	329,837
Insurance	—	8,520,036	—	8,520,036
Internet	—	13,651,027	—	13,651,027
Iron & Steel	—	5,761,926	—	5,761,926
Lodging	—	2,071,416	—	2,071,416
Machinery Diversified	—	2,145,241	—	2,145,241
Media	—	26,595,797	—	26,595,797
Mining	—	15,531,824	—	15,531,824
Miscellaneous Manufacturing	—	2,426,622	—	2,426,622
Oil & Gas	—	57,673,317	—	57,673,317
Oil & Gas Services	—	906,927	—	906,927
Packaging & Containers	—	397,662	—	397,662
Pharmaceuticals	—	32,844,649	—	32,844,649
Pipelines	—	40,615,703	—	40,615,703
Private Equity	—	108,779	—	108,779
Real Estate	—	72,928	938,900	1,011,828
Real Estate Investment Trusts	—	8,061,222	—	8,061,222
Retail	—	12,258,269	—	12,258,269
Semiconductors	—	16,852,679	—	16,852,679
Software	—	10,131,009	—	10,131,009
Telecommunications	—	27,459,472	—	27,459,472
Toys Games Hobby	—	293,693	—	293,693
Transportation	—	2,698,584	—	2,698,584
Trucking & Leasing	—	425,933	—	425,933
LVIP JPMorgan Core Bond Fund–48

LVIP JPMorgan Core Bond Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Water	$—	$223,572	$—	$223,572
Loan Agreement	—	—	635,304	635,304
Municipal Bonds	—	502,510	—	502,510
Non-Agency Asset-Backed Securities	—	167,801,074	6,402,757	174,203,831
Non-Agency Collateralized Mortgage Obligations	—	72,861,543	—	72,861,543
Non-Agency Commercial Mortgage-Backed Securities	—	64,457,172	—	64,457,172
Regional Bond	—	684,583	—	684,583
Sovereign Bonds	—	8,925,745	—	8,925,745
U.S. Treasury Obligations	—	359,498,978	—	359,498,978
Money Market Fund	58,288,482	—	—	58,288,482
Total Investments	$58,288,482	$1,978,501,430	$7,976,961	$2,044,766,873
Derivatives:

Liabilities:
Futures Contracts	$(268,920)	$—	$—	$(268,920)
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Prior to May 1, 2023, the Predecessor Fund invested in an Underlying Fund which was considered to be an affiliate. The Underlying Fund’s distributions were reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-0.00%@
Money Market Fund-0.00%@
×JPMorgan Prime Money Market Fund Class Institutional Shares	$14,134,362	$54,838,703	$68,973,021	$3,297	$(3,341)	$—	—	$138,632	$—

@ As a percentage of Net Assets as of September 30, 2023.
× Issuer is no longer an affiliate of the Fund at September 30, 2023.
LVIP JPMorgan Core Bond Fund–49